UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2013

Item 1:	Report(s) to Shareholders.

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Emerging Markets Currency Fund

Global Allocation Fund

For the six-month period ended June 30, 2013

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector/Portfolio Allocation

Schedules of Investments:

6	Emerging Markets Currency Fund

27	Global Allocation Fund

28	Statements of Assets and Liabilities

30	Statements of Operations

31	Statements of Changes in Net Assets

33	Financial Highlights

48	Notes to Financial Statements

66	Supplemental Information to Shareholders

Lord Abbett Emerging Markets Currency Fund and
Lord Abbett Global Allocation Fund
Semiannual Report

For the six-month period ended June 30, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended June 30, 2013. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 through June 30, 2013).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/13 – 6/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Currency Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/13	6/30/13	1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$959.70	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$4.91
Class B
Actual	$1,000.00	$956.20	$8.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.02	$8.85
Class C
Actual	$1,000.00	$957.00	$7.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.83	$8.05
Class F
Actual	$1,000.00	$961.60	$4.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.45	$4.41
Class I
Actual	$1,000.00	$962.00	$3.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class P
Actual	$1,000.00	$960.20	$5.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.01
Class R2
Actual	$1,000.00	$957.90	$6.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$6.90
Class R3
Actual	$1,000.00	$959.70	$6.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.52	$6.31

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.98% for Class A, 1.77% for Class B, 1.61% for Class C, 0.88% for Class F, 0.78% for Class I, 1.20% for Class P, 1.38% for Class R2 and 1.26% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2013

Sector*	%**
Asset-Backed	10.78%
Automotive	0.95%
Banking	4.39%
Basic Industry	3.40%
Capital Goods	0.92%
Consumer Cyclical	1.96%
Consumer Non-Cyclical	1.40%
Energy	7.93%
Financial Services	0.84%
Foreign Government	11.18%
Health Care	2.52%

Sector*	%**
Insurance	0.97%
Integrated Oils	0.38%
Media	2.40%
Mortgage-Backed	40.70%
Real Estate	1.94%
Services	1.75%
Supranational	0.25%
Technology & Electronics	1.54%
Telecommunications	2.14%
Utility	1.66%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Allocation Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	1/1/13	6/30/13	1/1/13 - 6/30/13
Class A*
Actual	$1,000.00	$1,034.30	$1.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.28	$1.56
Class B*
Actual	$1,000.00	$1,029.50	$5.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class C*
Actual	$1,000.00	$1,029.70	$5.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.61	$5.26
Class F*
Actual	$1,000.00	$1,034.10	$0.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.02	$0.80
Class I*
Actual	$1,000.00	$1,034.40	$0.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.51	$0.30
Class R2*
Actual	$1,000.00	$1,031.70	$3.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.55	$3.31
Class R3*
Actual	$1,000.00	$1,032.20	$2.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.22	$2.61

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.31% for Class A, 1.05% for Classes B and C, 0.16% for Class F, 0.06% for Class I, 0.66% for Class R2 and 0.52% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Global Allocation Fund invests.
*	The annualized expenses of each class have been restated (0.32% for Class A, 1.07% for Classes B and C, 0.17% for Class F, 0.07% for Class I, 0.67% for Class R2 and 0.57% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$1.61	$1.61
Class B	$5.38	$5.36
Class C	$5.38	$5.36
Class F	$0.86	$0.85
Class I	$0.35	$0.35
Class R2	$3.38	$3.36
Class R3	$2.87	$2.86

Global Allocation Fund (concluded)

Portfolio Holdings Presented by Portfolio Allocation

June 30, 2013

Underlying Fund Name	%*
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	0.56%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	7.72%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	18.80%
Lord Abbett Investment Trust - High Yield Fund - Class I	11.74%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	38.65%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	20.18%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	2.35%
100.00%

*	Represents percent of total investments.

Schedule of Investments (unaudited)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 75.03%

ASSET-BACKED SECURITIES 10.22%

Automobiles 5.47%
Ally Auto Receivables Trust 2012-1 A2	0.71%	9/15/2014	$123	$123,397
Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	1,020	1,017,664
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	33	33,252
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	159	159,030
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	353	353,057
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	384	384,293
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	773	772,634
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	625	622,363
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	425	422,216
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	257	254,322
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	250	248,420
BMW Vehicle Lease Trust 2013-1 A3	0.54%	9/21/2015	483	481,479
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	625	624,244
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	650	648,992
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	500	499,113
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	47	46,657
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	192	192,023
Harley-Davidson Motorcycle Trust 2011-2 A2	0.71%	5/15/2015	72	72,128
Huntington Auto Trust 2012-2 A3	0.51%	4/17/2017	1,880	1,871,626
Hyundai Auto Lease Securitization Trust 2012-A A3†	0.92%	8/17/2015	1,530	1,533,150
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	900	896,887
Hyundai Auto Receivables Trust 2012-C A3	0.53%	4/17/2017	950	947,781
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	1,400	1,397,356
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%	2/15/2016	930	926,789
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	112	112,784

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2011-4 A2	1.37%		3/16/2015	$93	$93,462
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%		5/15/2015	555	555,387
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%		4/15/2015	463	462,713
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%		4/15/2016	400	401,480
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%		8/17/2015	761	760,828
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%		7/15/2016	910	910,125
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%		3/15/2016	1,200	1,199,489
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	600	599,418
Santander Drive Auto Receivables Trust 2013-3 B	1.19%		5/15/2018	420	416,574
Volkswagen Auto Lease Trust 2012-A A3	0.87%		7/20/2015	960	961,895
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%		1/20/2017	2,050	2,041,572
Total					23,044,600

Credit Cards 1.80%
Bank of America Credit Card Trust 2008-C5	4.943%	#	3/15/2016	650	658,212
Bank One Issuance Trust 2003-A8	0.443%	#	5/16/2016	1,200	1,199,869
Chase Issuance Trust 2012-A1	0.293%	#	5/16/2016	175	174,799
Citibank Omni Master Trust 2009-A14A†	2.943%	#	8/15/2018	1,675	1,720,599
GE Capital Credit Card Master Note Trust 2011-1 A	0.743%	#	1/15/2017	1,000	1,001,761
World Financial Network Credit Card Master Trust 2009-D A	4.66%		5/15/2017	570	571,125
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	2,250	2,234,441
Total					7,560,806

Other 2.95%
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	750	751,175
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	850	839,698

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	$500	$498,895
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	500	493,893
SLM Student Loan Trust 2007-2 A2	0.276%	#	7/25/2017	740	737,534
SLM Student Loan Trust 2007-7 A2(a)	0.476%	#	1/25/2016	499	498,175
SLM Student Loan Trust 2010-A 2A†	3.443%	#	5/16/2044	1,992	2,062,829
SLM Student Loan Trust 2010-C A1†	1.843%	#	12/15/2017	231	232,058
SLM Student Loan Trust 2011-1 A1	0.713%	#	3/25/2026	1,073	1,065,673
SLM Student Loan Trust 2011-A A1†	1.193%	#	10/15/2024	802	805,419
SLM Student Loan Trust 2011-B A1†	1.043%	#	12/16/2024	1,044	1,045,355
SLM Student Loan Trust 2011-C A1†	1.593%	#	12/15/2023	425	428,460
SLM Student Loan Trust 2012-A A1†	1.593%	#	8/15/2025	715	722,983
SLM Student Loan Trust 2012-C A1†	1.293%	#	8/15/2023	1,034	1,040,434
SLM Student Loan Trust 2012-E A1†	0.943%	#	10/16/2023	387	387,694
SLM Student Loan Trust 2013-B A1†	0.843%	#	7/15/2022	824	821,632
Total					12,431,907
Total Asset-Backed Securities (cost $43,173,626)					43,037,313

CORPORATE BONDS 25.51%

Auto Loans 0.65%
Ford Motor Credit Co. LLC	8.70%		10/1/2014	2,500	2,725,927

Auto Parts & Equipment 0.13%
Delphi Corp.	5.875%		5/15/2019	500	533,750

Banking 3.51%
Abbey National Treasury Services plc (United Kingdom)(b)	1.856%	#	4/25/2014	500	503,746
Abbey National Treasury Services plc (United Kingdom)†(b)	3.875%		11/10/2014	1,500	1,545,114
Associated Banc-Corp	1.875%		3/12/2014	1,000	1,001,911
Bank of America Corp.	5.375%		6/15/2014	750	778,213
Caribbean Development Bank†	0.576%	#	7/19/2013	1,000	1,000,111
Citigroup, Inc.	5.00%		9/15/2014	500	519,765
Compagnie de Financement Foncier SA (France)†(b)	1.026%	#	4/17/2014	1,300	1,304,957
Credit Suisse AG (Guernsey)†(b)	1.625%		3/6/2015	800	812,271
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%		10/14/2015	2,140	2,197,352
Goldman Sachs Group, Inc. (The)	1.273%	#	2/7/2014	1,000	1,002,755

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banking (continued)
Regions Financial Corp.	7.75%		11/10/2014	$325	$351,303
Royal Bank of Canada (Canada)(b)	1.20%		9/19/2017	2,250	2,197,476
Santander Holdings USA, Inc.	4.625%		4/19/2016	250	263,903
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.30%		6/30/2017	1,280	1,306,877
Total					14,785,754

Brokerage 0.13%
Lazard Group LLC	7.125%		5/15/2015	500	543,170

Building Materials 0.44%
CRH America, Inc.	5.30%		10/15/2013	1,850	1,873,554

Chemicals 0.90%
Airgas, Inc.	7.125%		10/1/2018	500	524,427
Cabot Finance BV (Netherlands)†(b)	5.25%		9/1/2013	650	654,305
Rhodia SA (France)†(b)	6.875%		9/15/2020	1,000	1,122,405
Yara International ASA (Norway)†(b)	5.25%		12/15/2014	1,435	1,511,524
Total					3,812,661

Computer Hardware 0.24%
Hewlett-Packard Co.	1.823%	#	9/19/2014	1,000	1,009,914

Consumer/Commercial/Lease Financing 0.45%
Nordea Eiendomskreditt AS (Norway)†(b)	2.125%		9/22/2016	940	966,573
SLM Corp.	5.00%		10/1/2013	700	704,375
SLM Corp.	5.00%		6/15/2018	250	243,111
Total					1,914,059

Diversified Capital Goods 0.37%
Smiths Group plc (United Kingdom)†(b)	6.05%		5/15/2014	1,500	1,547,536

Electric: Distribution/Transportation 0.06%
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017	252	259,853

Electric: Generation 0.39%
TransAlta Corp. (Canada)(b)	5.75%		12/15/2013	1,625	1,661,408

Electric: Integrated 0.53%
Black Hills Corp.	9.00%		5/15/2014	625	665,356
Duquesne Light Holdings, Inc.	5.50%		8/15/2015	500	541,865
Entergy Corp.	3.625%		9/15/2015	1,000	1,036,599
Total					2,243,820

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 2.44%
Anadarko Petroleum Corp.	7.625%		3/15/2014	$3,375	$3,532,288
Noble Energy, Inc.	5.25%		4/15/2014	435	447,466
Petrohawk Energy Corp.	7.875%		6/1/2015	500	510,875
Petrohawk Energy Corp.	10.50%		8/1/2014	1,500	1,580,250
Plains Exploration & Production Co.	7.625%		4/1/2020	500	552,849
Talisman Energy, Inc. (Canada)(b)	5.125%		5/15/2015	1,000	1,069,009
Woodside Finance Ltd. (Australia)†(b)	4.50%		11/10/2014	1,517	1,583,595
Woodside Finance Ltd. (Australia)†(b)	5.00%		11/15/2013	1,000	1,014,693
Total					10,291,025

Food & Drug Retailers 0.51%
Safeway, Inc.	1.774%	#	12/12/2013	1,350	1,355,117
Safeway, Inc.	5.625%		8/15/2014	750	787,232
Total					2,142,349

Food: Wholesale 1.01%
Bunge Ltd. Finance Corp.	4.10%		3/15/2016	982	1,037,530
Wm. Wrigley Jr. Co.†	3.70%		6/30/2014	3,131	3,214,178
Total					4,251,708

Gaming 0.63%
Seminole Indian Tribe of Florida†	7.75%		10/1/2017	2,500	2,665,625

Gas Distribution 2.34%
Buckeye Partners LP	4.625%		7/15/2013	2,000	2,002,362
DCP Midstream LLC†	9.70%		12/1/2013	850	880,087
Energy Transfer Partners LP	6.00%		7/1/2013	2,000	2,000,000
Energy Transfer Partners LP	6.125%		2/15/2017	425	478,923
Energy Transfer Partners LP	8.50%		4/15/2014	800	846,502
Southeast Supply Header LLC†	4.85%		8/15/2014	1,500	1,549,358
Sunoco Logistics Partners Operations LP	8.75%		2/15/2014	2,000	2,095,244
Total					9,852,476

Hotels 0.68%
Host Hotels & Resorts LP	6.00%		11/1/2020	2,350	2,533,265
Wyndham Worldwide Corp.	6.00%		12/1/2016	292	326,029
Total					2,859,294

Insurance Brokerage 0.19%
Willis North America, Inc.	5.625%		7/15/2015	750	805,192

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Life Insurance 0.33%
Coventry Health Care, Inc.	6.125%		1/15/2015	$276	$296,338
UnumProvident Finance Co. plc (United Kingdom)†(b)	6.85%		11/15/2015	1,000	1,114,805
Total					1,411,143

Media: Cable 0.82%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	4.75%		10/1/2014	1,314	1,375,489
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%		1/15/2018	2,000	2,065,000
Total					3,440,489

Media: Services 0.44%
Interpublic Group of Cos., Inc. (The)	10.00%		7/15/2017	1,750	1,846,600

Medical Products 0.98%
Bio-Rad Laboratories, Inc.	8.00%		9/15/2016	800	841,171
CareFusion Corp.	5.125%		8/1/2014	1,135	1,184,340
Life Technologies Corp.	4.40%		3/1/2015	2,000	2,093,178
Total					4,118,689

Metals/Mining (Excluding Steel) 1.68%
Anglo American Capital plc (United Kingdom)†(b)	9.375%		4/8/2014	3,214	3,407,576
Glencore Funding LLC†	1.431%	#	5/27/2016	700	682,089
Glencore Funding LLC†	6.00%		4/15/2014	1,500	1,552,905
Vale Overseas Ltd. (Brazil)(b)	9.00%		8/15/2013	500	503,100
Xstrata Finance Canada Ltd. (Canada)†(b)	2.85%		11/10/2014	900	916,522
Total					7,062,192

Oil Field Equipment & Services 0.38%
National Oilwell Varco, Inc.	6.125%		8/15/2015	750	750,915
Transocean, Inc.	2.50%		10/15/2017	300	296,771
Transocean, Inc.	5.05%		12/15/2016	500	544,146
Total					1,591,832

Pharmaceuticals 1.33%
Mylan, Inc.†	7.625%		7/15/2017	2,000	2,214,982
Mylan, Inc.†	7.875%		7/15/2020	1,750	2,020,373
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Puerto Rico)	7.75%		9/15/2018	1,250	1,356,250
Total					5,591,605

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts 1.00%
BRE Properties, Inc.	4.697%	3/17/2014		$1,750	$1,792,873
Hospitality Properties Trust	5.125%	2/15/2015		1,628	1,686,309
Kilroy Realty LP	5.00%	11/3/2015		350	378,044
ProLogis LP	6.125%	12/1/2016		50	56,380
Regency Centers LP	5.25%	8/1/2015		262	281,926
Total					4,195,532

Software/Services 0.59%
Fidelity National Information Services, Inc.	7.875%	7/15/2020		2,250	2,481,138

Specialty Retail 0.74%
QVC, Inc.†	7.375%	10/15/2020		2,688	2,933,732
QVC, Inc.†	7.50%	10/1/2019		150	163,130
Total					3,096,862

Support: Services 0.20%
Western Union Co. (The)	2.875%	12/10/2017		850	853,068

Telecommunications: Integrated/Services 0.79%
Qwest Communications International, Inc.	7.125%	4/1/2018		1,500	1,559,063
Qwest Corp.	7.50%	10/1/2014		1,000	1,076,686
Qwest Corp.	7.625%	6/15/2015		625	692,314
Total					3,328,063

Telecommunications: Wireless 0.51%
Cellco Partnership/Verizon Wireless Capital LLC	5.55%	2/1/2014		2,075	2,130,560

Transportation (Excluding Air/Rail) 0.12%
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017		500	523,620
Total Corporate Bonds (cost $107,654,480)					107,450,468

FOREIGN BOND(c) 0.40%

Netherlands
Ziggo Finance BV† (cost $1,654,047)	6.125%	11/15/2017	EUR	1,250	1,694,178

FOREIGN GOVERNMENT OBLIGATION 0.08%

Brazil
Republic of Brazil(b) (cost $321,291)	8.00%	1/15/2018		$278	314,583

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES BOND 0.14%
Federal Home Loan Mortgage Corp. (cost $623,743)	0.875%		3/7/2018	$625	$605,489

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.71%
Federal Home Loan Mortgage Corp. K005 A1	3.484%		4/25/2019	1,510	1,610,493
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	1,555	1,659,721
Federal Home Loan Mortgage Corp. K007 A1	3.342%		12/25/2019	1,999	2,131,306
Federal Home Loan Mortgage Corp. K008 A1	2.746%		12/25/2019	710	743,374
Federal Home Loan Mortgage Corp. K009 A1	2.757%		5/25/2020	803	840,970
Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	638	649,616
Federal National Mortgage Assoc. 2011-M3 A1	2.072%		7/25/2021	740	758,513
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	1,795	1,817,010
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	696	698,154
Federal National Mortgage Assoc. 2013-M5 ASQ2	0.595%		8/25/2015	525	524,653
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,094,695)					11,433,810

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 13.19%
Federal Home Loan Mortgage Corp.	2.423%	#	6/1/2038	291	310,375
Federal Home Loan Mortgage Corp.	2.444%	#	10/1/2035	784	829,520
Federal Home Loan Mortgage Corp.	2.462%	#	6/1/2037	1,237	1,311,953
Federal Home Loan Mortgage Corp.	2.535%	#	2/1/2038	954	1,020,916
Federal Home Loan Mortgage Corp.	2.609%	#	4/1/2038	1,162	1,235,129
Federal Home Loan Mortgage Corp.	2.626%	#	8/1/2038	224	238,224
Federal Home Loan Mortgage Corp.	2.628%	#	12/1/2035	1,112	1,181,969
Federal Home Loan Mortgage Corp.	2.64%	#	2/1/2038	655	703,157
Federal Home Loan Mortgage Corp.	2.652%	#	12/1/2035	760	813,203
Federal Home Loan Mortgage Corp.	2.691%	#	3/1/2038	787	837,678
Federal Home Loan Mortgage Corp.	2.705%	#	3/1/2036	741	788,149
Federal Home Loan Mortgage Corp.	2.708%	#	12/1/2037	528	561,683
Federal Home Loan Mortgage Corp.	2.728%	#	4/1/2037	644	685,892

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.739%	#	5/1/2036	$569	$605,645
Federal Home Loan Mortgage Corp.	2.744%	#	10/1/2039	690	733,716
Federal Home Loan Mortgage Corp.	2.793%	#	4/1/2037	288	306,542
Federal Home Loan Mortgage Corp.	2.825%	#	2/1/2035	1,993	2,123,908
Federal Home Loan Mortgage Corp.	2.833%	#	5/1/2035	503	537,573
Federal Home Loan Mortgage Corp.	2.858%	#	11/1/2038	1,092	1,158,623
Federal Home Loan Mortgage Corp.	2.859%	#	12/1/2036	983	1,049,039
Federal Home Loan Mortgage Corp.	2.948%	#	9/1/2036	890	951,551
Federal Home Loan Mortgage Corp.	2.988%	#	2/1/2037	1,088	1,167,087
Federal Home Loan Mortgage Corp.	3.099%	#	10/1/2038	461	492,749
Federal Home Loan Mortgage Corp.	4.418%	#	9/1/2037	554	589,296
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	163	174,331
Federal Home Loan Mortgage Corp.	5.064%	#	7/1/2036	332	357,926
Federal Home Loan Mortgage Corp.	5.155%	#	6/1/2037	461	491,240
Federal Home Loan Mortgage Corp.	5.512%	#	7/1/2038	926	985,668
Federal National Mortgage Assoc.	1.793%	#	8/1/2037	337	354,367
Federal National Mortgage Assoc.	2.02%	#	6/1/2037	346	362,723
Federal National Mortgage Assoc.	2.06%	#	1/1/2035	907	959,125
Federal National Mortgage Assoc.	2.061%	#	11/1/2034	982	1,033,377
Federal National Mortgage Assoc.	2.257%	#	6/1/2038	1,034	1,099,925
Federal National Mortgage Assoc.	2.372%	#	1/1/2038	529	566,146
Federal National Mortgage Assoc.	2.398%	#	3/1/2038	306	329,825
Federal National Mortgage Assoc.	2.405%	#	11/1/2036	229	244,519
Federal National Mortgage Assoc.	2.476%	#	3/1/2039	517	549,460
Federal National Mortgage Assoc.	2.488%	#	2/1/2036	502	533,888
Federal National Mortgage Assoc.	2.505%	#	12/1/2035	850	900,055
Federal National Mortgage Assoc.	2.506%	#	1/1/2036	1,718	1,824,687
Federal National Mortgage Assoc.	2.546%	#	8/1/2037	588	624,346
Federal National Mortgage Assoc.	2.553%	#	11/1/2036	2,041	2,176,923
Federal National Mortgage Assoc.	2.611%	#	9/1/2038	441	468,499
Federal National Mortgage Assoc.	2.621%	#	1/1/2038	559	597,628
Federal National Mortgage Assoc.	2.684%	#	7/1/2035	726	773,526
Federal National Mortgage Assoc.	2.693%	#	2/1/2038	273	290,389
Federal National Mortgage Assoc.	2.708%	#	6/1/2038	234	249,705
Federal National Mortgage Assoc.	2.726%	#	4/1/2040	1,899	2,021,687
Federal National Mortgage Assoc.	2.803%	#	11/1/2038	796	848,188
Federal National Mortgage Assoc.	2.804%	#	12/1/2038	292	312,623
Federal National Mortgage Assoc.	2.811%	#	10/1/2036	841	892,440

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.898%	#	9/1/2037	$238	$253,771
Federal National Mortgage Assoc.	2.95%		3/1/2015	1,000	1,030,233
Federal National Mortgage Assoc.	3.18%		11/1/2014	1,137	1,164,720
Federal National Mortgage Assoc.	3.255%	#	8/1/2038	303	324,913
Federal National Mortgage Assoc.	3.723%	#	8/1/2038	723	776,692
Federal National Mortgage Assoc.	4.50%		11/1/2018	5,137	5,468,170
Federal National Mortgage Assoc.	5.294%	#	9/1/2037	366	394,284
Federal National Mortgage Assoc.	5.50%		2/1/2034	1,313	1,437,404
Federal National Mortgage Assoc.	5.50%		11/1/2034	1,439	1,577,851
Federal National Mortgage Assoc.	5.50%		8/1/2037	2,631	2,869,734
Total Government Sponsored Enterprises Pass-Throughs (cost $55,439,180)					55,554,565

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 22.78%
7 WTC Depositor LLC Trust 2012-7WTC A†	4.082%		3/13/2031	191	199,648
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	481	503,560
Arkle Master Issuer plc 2010-2A 1A1†	1.674%	#	5/17/2060	400	400,820
Arkle Master Issuer plc 2011-1A 2A†	1.524%	#	5/17/2060	400	400,721
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%		7/10/2043	97	97,066
Banc of America Re-REMIC Trust 2011-STRP A3†	2.415%		11/17/2039	750	749,385
Banc of America Re-REMIC Trust 2011-STRP A4†	1.501%		5/17/2046	412	412,719
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%		12/15/2047	400	417,239
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	10	9,563
Commercial Mortgage Pass-Through Certificates 2007-C9 AM	5.65%		12/10/2049	1,230	1,360,282
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.373%	#	6/15/2022	829	822,180
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	1,652	1,719,476
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	3.553%	#	7/17/2028	358	361,371
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	2,135	2,185,420
Commercial Mortgage Pass-Through Certificates 2012-9W57 X†	1.525%	#	2/10/2029	8,000	382,404
Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%		5/15/2045	1,205	1,208,454

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	$2,210	$2,197,836
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.32%	#	9/17/2029	2,230	2,255,287
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	2,200	2,210,550
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	2,000	1,991,197
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	5.989%	#	6/15/2038	1,520	1,678,347
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%		12/15/2039	683	752,534
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%		2/25/2043	671	632,715
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	2,252	2,383,738
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	1,184	1,261,941
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	1,205	1,270,904
DBUBS Mortgage Trust 2011-LC3A A2	3.642%		8/10/2044	1,850	1,958,358
DDR Corp. 2009-DDR1 A†	3.807%		10/14/2022	2,137	2,200,825
DDR Corp. 2009-DDR1 B†	5.73%		10/14/2022	500	522,448
Del Coronado Trust 2013 HDC A†	0.993%	#	3/15/2026	1,200	1,198,516
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	1,000	957,292
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	1,030	989,341
Fosse Master Issuer plc 2012-1A 2A2†	1.677%	#	10/18/2054	300	305,355
Fosse Master Issuer plc 2012-1A 2B1†	2.227%	#	10/18/2054	350	356,362
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.637%	#	5/10/2040	269	268,846
Granite Master Issuer plc 2005-1 A4	0.392%	#	12/20/2054	597	579,102
Granite Master Issuer plc 2005-2 A6	0.452%	#	12/20/2054	318	308,658
Granite Master Issuer plc 2006-4 A4	0.292%	#	12/20/2054	470	455,755
Granite Master Issuer plc 2007-1 3A1	0.392%	#	12/20/2054	112	108,803
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	634	653,408
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	205	206,570
GS Mortgage Securities Corp. II 2007-EOP B†	1.731%		3/6/2020	615	616,550
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	1,173	1,245,338
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%		12/10/2043	1,676	1,783,509
GS Mortgage Securities Corp. II 2011-ALF B†	3.215%		2/10/2021	500	504,100

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2011-GC3 A1†	2.331%		3/10/2044	$804	$815,899
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	1,600	1,691,123
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%		8/10/2044	1,000	1,043,828
GS Mortgage Securities Corp. II 2013-KYO C†	1.943%	#	11/8/2029	700	695,239
GS Mortgage Securities Trust 2012-GCJ7 A1	1.144%		5/10/2045	1,212	1,216,516
Holmes Master Issuer plc 2010-1A A2†	1.677%	#	10/15/2054	369	371,139
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	268	268,006
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%		5/15/2047	1,399	1,546,706
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.988%	#	6/15/2049	586	601,066
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A2SF	0.323%	#	1/15/2049	407	405,351
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A1†	2.749%		11/15/2043	1,773	1,832,346
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2†	3.364%		11/13/2044	2,000	2,100,656
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-C8 A2	1.797%		10/15/2045	2,250	2,245,006
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-LC9 A2	1.677%		12/15/2047	1,100	1,091,046
Merrill Lynch Floating Trust 2008-LAQA A1†	0.731%	#	7/9/2021	739	737,303
Merrill Lynch Floating Trust 2008-LAQA A2†	0.731%	#	7/9/2021	2,250	2,203,170
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	197	199,101
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	3	2,638
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.503%	#	6/12/2050	135	133,759
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	1,100	1,187,102
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A3FL†	0.409%	#	6/12/2050	161	160,243
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%		8/15/2045	680	686,090
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%		11/15/2045	2,210	2,214,846
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	416	412,944
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	1,720	1,714,167
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	3	3,465
Morgan Stanley Capital I 2007-HQ12 A3	5.763%	#	4/12/2049	955	957,990

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I 2011-C1 A2†	3.884%		9/15/2047	$1,515	$1,607,107
Morgan Stanley Capital I 2011-C2 A2†	3.476%		6/15/2044	750	792,745
Morgan Stanley Capital I 2012-STAR A1†	2.084%		8/5/2034	931	917,650
Morgan Stanley Re-REMIC Trust 2010-C30A A3A†	3.25%		12/17/2043	3	3,390
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	1,580	1,639,180
RBSCF Trust 2010-RR3 WBTB†	6.122%	#	2/16/2051	1,500	1,674,085
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	508	487,428
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042	1,004	935,382
Sequoia Mortgage Trust 2013-2 A1	1.874%		2/25/2043	711	643,638
Silverstone Master Issuer plc 2011-1A†	1.826%	#	1/21/2055	400	406,280
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%		5/10/2063	2,100	2,125,220
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%		12/10/2045	1,000	991,172
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	763	797,159
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%		4/15/2042	307	315,434
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%		7/15/2045	713	771,920
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	645	705,290
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	288	295,938
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%		10/15/2045	540	536,789
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	1,500	1,587,194
WF-RBS Commercial Mortgage Trust 2011-C4 A1†	1.607%		6/15/2044	696	702,855
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	1,000	1,039,861
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%		12/15/2045	420	415,089
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	496	496,371
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	1,430	1,426,228
WF-RBS Commercial Mortgage Trust 2012-C9 A2	1.829%		11/15/2045	595	589,973

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%	3/15/2045	$2,200	$2,207,518
WF-RBS Commercial Mortgage Trust 2013-C12 A2	2.072%	3/15/2048	2,225	2,217,051
Total Non-Agency Commercial Mortgage-Backed Securities (cost $96,996,426)				95,949,185
Total Long-Term Investments (cost $316,957,488)				316,039,591

SHORT-TERM INVESTMENTS 18.82%

COMMERCIAL PAPER 2.79%

Automotive 0.12%
Daimler Finance North America LLC	Zero Coupon	7/22/2013	500	499,694

Consumer Cyclical 0.53%
Newell Rubbermaid, Inc.	Zero Coupon	8/30/2013	1,500	1,498,651
Safeway, Inc.	Zero Coupon	11/29/2013	750	747,396
Total				2,246,047

Consumer Non-Cyclical 0.06%
Avon Capital Corp.	Zero Coupon	10/28/2013	250	249,523

Energy 1.48%
BP Capital Markets plc	Zero Coupon	8/12/2013	2,000	1,998,670
Weatherford International Ltd.	Zero Coupon	7/8/2013	1,250	1,249,733
Weatherford International Ltd.	Zero Coupon	9/10/2013	1,500	1,498,985
Weatherford International Ltd.	Zero Coupon	8/20/2013	1,500	1,497,625
Total				6,245,013

Telecommunications 0.36%
Vodafone Group plc	Zero Coupon	9/9/2013	500	499,668
Vodafone Group plc	Zero Coupon	7/31/2013	1,000	999,067
Total				1,498,735

Utility 0.24%
Entergy Corp.	Zero Coupon	7/22/2013	500	499,732
Entergy Corp.	Zero Coupon	8/12/2013	500	499,457
Total				999,189
Total Commercial Paper (cost $11,733,085)				11,738,201

CORPORATE BONDS 5.61%

Banking 0.85%
Morgan Stanley	4.75%	4/1/2014	3,500	3,576,713

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.02%
SABMiller plc (United Kingdom)†(b)	5.50%		8/15/2013	$100	$100,576

Diversified Capital Goods 0.36%
Ingersoll-Rand Global Holding Co. Ltd.	6.00%		8/15/2013	1,000	1,006,349
Leucadia National Corp.	7.00%		8/15/2013	500	503,625
Total					1,509,974

Electric: Integrated 0.33%
Cleveland Electric Illuminating Co. (The)	5.65%		12/15/2013	390	398,259
Great Plains Energy, Inc.	2.75%		8/15/2013	1,000	1,002,154
Total					1,400,413

Electronics 0.31%
Avnet, Inc.	5.875%		3/15/2014	1,250	1,289,182

Energy: Exploration & Production 0.72%
Canadian Oil Sands Ltd. (Canada)†(b)	5.80%		8/15/2013	3,000	3,016,371

Gas Distribution 0.44%
Panhandle Eastern Pipe Line Co. LP	6.05%		8/15/2013	1,850	1,861,120

Machinery 0.14%
Roper Industries, Inc.	6.625%		8/15/2013	575	578,816

Media: Cable 0.59%
Time Warner Cable, Inc.	6.20%		7/1/2013	2,500	2,500,000

Medical Products 0.19%
Agilent Technologies, Inc.	2.50%		7/15/2013	535	535,336
DENTSPLY International, Inc.	1.775%	#	8/15/2013	250	250,335
Total					785,671

Metals/Mining (Excluding Steel) 0.16%
Anglo American Capital plc (United Kingdom)†(b)	2.15%		9/27/2013	685	687,027

Multi-Line Insurance 0.38%
Hartford Financial Services Group, Inc.	4.625%		7/15/2013	1,250	1,251,909
Hartford Financial Services Group, Inc.	4.75%		3/1/2014	350	358,532
Total					1,610,441

Real Estate Investment Trusts 0.30%
Camden Property Trust	5.375%		12/15/2013	1,250	1,275,245

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services 0.18%
HP Enterprise Services LLC	6.00%	8/1/2013		$750	$753,009

Specialty Retail 0.06%
Best Buy Co., Inc.	7.25%	7/15/2013		250	251,563

Telecommunications: Integrated/Services 0.36%
Deutsche Telekom International Finance BV (Netherlands)(b)	5.875%	8/20/2013		1,500	1,510,312

Tobacco 0.22%
BAT International Finance plc (United Kingdom)†(b)	8.125%	11/15/2013		400	410,352
Universal Corp.	5.20%	10/15/2013		500	504,897
Total					915,249
Total Corporate Bonds (cost $23,643,875)					23,621,682

FOREIGN GOVERNMENT OBLIGATIONS(c) 10.42%

Hungary 3.14%
Hungary Treasury Bill	Zero Coupon	7/24/2013	HUF	3,000,000	13,232,847

Nigeria 1.08%
Nigeria Treasury Bill	Zero Coupon	11/21/2013	NGN	775,075	4,524,410

Turkey 6.20%
Turkey Government Bond	Zero Coupon	9/11/2013	TRY	34,500	17,693,078
Turkey Government Bond	10.00%	12/4/2013	TRY	16,000	8,433,453
Total					26,126,531
Total Foreign Government Obligations (cost $45,099,816)					43,883,788
Total Short-Term Investments (cost $80,476,776)					79,243,671
Total Investments in Securities 93.85% (cost $397,434,264)					395,283,262
Cash, Foreign Cash and Other Assets in Excess of Liabilities(d) 6.15%					25,919,455
Net Assets 100.00%					$421,202,717

EUR	euro.
HUF	Hungarian forint.
NGN	Nigerian naira.
TRY	Turkish lira.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2013.
(a)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of June 30, 2013.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Credit Default Swaps on Indexes - Sell Protection at June 30, 2013(1):

Swap Counterparty	Fund Receives	Referenced Index	Termination Date	Notional Amount	Fair Value(2)	Upfront Payments Received(3)	Unrealized Appreciation
		Markit CMBX.
UBS AG	.07%	NA.AAA.2	3/15/2049	$1,300,000	$1,262,976	$ 70,851	$33,827

Swap Counterparty	Fund Receives	Referenced Index	Termination Date	Notional Amount	Fair Value(2)	Upfront Payments Received(3)	Unrealized Depreciation
		Markit CMBX.
Credit Suisse	.07%	NA.AAA.2	3/15/2049	$500,000	$485,760	$12,335	$(1,905)
		Markit CMBX.
Morgan Stanley	.07%	NA.AAA.2	3/15/2049	500,000	485,760	14,180	(60)
		Markit CMBX.
Credit Suisse	.08%	NA.AAA.3	12/13/2049	1,000,000	958,930	35,782	(5,288)
Unrealized Depreciation on Credit Default Swaps on Indexes							$(7,253)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Total upfront payments received amount to $133,148. Upfront payments received are presented net of amortization (See Note 2(n)).

Open Forward Foreign Currency Exchange Contracts at June 30, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	J.P. Morgan	8/12/2013	47,800,000	$8,237,829	$8,552,131	$314,302
Argentine peso	Buy	UBS AG	10/2/2013	18,800,000	3,219,178	3,327,286	108,108
Argentine peso	Buy	UBS AG	7/5/2013	25,400,000	4,402,080	4,702,784	300,704
Argentine peso	Buy	UBS AG	9/9/2013	100,000,000	17,241,379	17,577,435	336,056
Colombian peso	Buy	J.P. Morgan	10/3/2013	984,000,000	505,718	507,364	1,646
Hungarian forint	Buy	Barclays Bank plc	8/12/2013	1,895,000,000	8,256,361	8,328,501	72,140
Hungarian forint	Buy	Deutsche Bank	7/5/2013	149,000,000	651,219	657,364	6,145
Hungarian forint	Buy	Goldman Sachs	7/5/2013	1,080,000,000	4,619,797	4,764,786	144,989
Hungarian forint	Buy	Goldman Sachs	8/12/2013	87,000,000	380,116	382,364	2,248
Hungarian forint	Buy	J.P. Morgan	9/9/2013	895,000,000	3,870,751	3,922,969	52,218
Indonesian rupiah	Buy	J.P. Morgan	8/16/2013	6,750,000,000	641,513	661,775	20,262
Indonesian rupiah	Buy	J.P. Morgan	7/5/2013	166,500,000,000	16,633,367	16,738,281	104,914
Romanian new leu	Buy	J.P. Morgan	7/5/2013	8,760,000	2,517,799	2,553,026	35,227
Romanian new leu	Buy	UBS AG	7/5/2013	29,500,000	8,589,314	8,597,518	8,204
South African rand	Buy	Deutsche Bank	9/9/2013	205,500,000	20,165,841	20,584,500	418,659
South African rand	Buy	Goldman Sachs	9/9/2013	44,305,000	4,336,881	4,437,938	101,057
Thai baht	Buy	J.P. Morgan	9/9/2013	116,700,000	3,724,864	3,749,361	24,497

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Sell	UBS AG	7/5/2013	5,575,000	$1,034,323	$1,032,205	$2,118
Argentine peso	Sell	UBS AG	7/5/2013	17,330,000	3,209,259	3,208,632	627
Brazilian real	Sell	Barclays Bank plc	7/5/2013	1,680,000	773,908	752,395	21,513
Brazilian real	Sell	Barclays Bank plc	7/5/2013	9,326,000	4,309,612	4,176,689	132,923
Brazilian real	Sell	Barclays Bank plc	7/5/2013	18,494,000	8,370,220	8,282,616	87,604
Chilean peso	Sell	Deutsche Bank	7/5/2013	3,348,000,000	6,616,601	6,586,402	30,199
Chilean peso	Sell	J.P. Morgan	7/5/2013	657,000,000	1,296,267	1,292,493	3,774
Colombian peso	Sell	Goldman Sachs	7/5/2013	4,627,000,000	2,415,557	2,407,308	8,249
Colombian peso	Sell	Goldman Sachs	7/5/2013	826,000,000	431,106	429,746	1,360
Czech koruna	Sell	Deutsche Bank	9/23/2013	144,000,000	7,512,642	7,208,163	304,479
euro	Sell	Barclays Bank plc	8/12/2013	9,900,000	12,937,518	12,888,501	49,017
euro	Sell	Goldman Sachs	7/17/2013	263,000	344,580	342,354	2,226
euro	Sell	Morgan Stanley	9/20/2013	465,000	622,861	605,479	17,382
Hungarian forint	Sell	Barclays Bank plc	7/5/2013	160,000,000	709,159	705,894	3,265
Hungarian forint	Sell	J.P. Morgan	8/12/2013	398,000,000	1,749,973	1,749,205	768
Hungarian forint	Sell	UBS AG	7/5/2013	1,069,000,000	4,793,771	4,716,255	77,516
Indian rupee	Sell	J.P. Morgan	7/5/2013	41,000,000	697,481	689,272	8,209
Mexican peso	Sell	Barclays Bank plc	7/5/2013	3,950,000	308,539	304,763	3,776
Mexican peso	Sell	Barclays Bank plc	7/5/2013	142,470,000	11,131,327	10,992,284	139,043
Mexican peso	Sell	Morgan Stanley	8/12/2013	3,900,000	303,842	299,892	3,950
Philippine peso	Sell	Barclays Bank plc	7/5/2013	28,000,000	653,046	648,429	4,617
Polish zloty	Sell	J.P. Morgan	7/5/2013	1,535,000	474,202	461,886	12,316
Polish zloty	Sell	Morgan Stanley	7/5/2013	7,030,000	2,143,412	2,115,349	28,063
Romanian new leu	Sell	J.P. Morgan	7/5/2013	19,860,000	5,994,567	5,788,024	206,543
Russian ruble	Sell	J.P. Morgan	7/5/2013	16,100,000	493,766	489,825	3,941
Singapore dollar	Sell	Credit Suisse	9/9/2013	8,350,000	6,594,566	6,588,565	6,001
South African rand	Sell	Goldman Sachs	8/12/2013	6,150,000	619,965	618,481	1,484
South Korean won	Sell	UBS AG	7/5/2013	372,500,000	327,047	326,107	940
Taiwan dollar	Sell	Deutsche Bank	7/5/2013	142,250,000	4,773,490	4,746,500	26,990
Taiwan dollar	Sell	J.P. Morgan	7/5/2013	138,800,000	4,656,156	4,631,383	24,773
Turkish lira	Sell	J.P. Morgan	7/5/2013	1,560,000	819,830	808,337	11,493
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,276,535

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	Barclays Bank plc	10/2/2013	18,800,000	$8,358,527	$8,269,188	$(89,339)
Brazilian real	Buy	Deutsche Bank	8/12/2013	27,500,000	13,477,089	12,217,200	(1,259,889)
Brazilian real	Buy	Goldman Sachs	8/12/2013	590,000	287,393	262,114	(25,279)
Brazilian real	Buy	J.P. Morgan	8/12/2013	1,055,000	512,708	468,696	(44,012)
Brazilian real	Buy	Morgan Stanley	7/5/2013	29,500,000	14,414,855	13,211,700	(1,203,155)
Brazilian real	Buy	Morgan Stanley	8/12/2013	1,540,000	753,757	684,163	(69,594)

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	UBS AG	9/9/2013	25,510,000	$12,022,811	$11,275,851	$(746,960)
Chilean peso	Buy	Credit Suisse	8/12/2013	1,060,000,000	2,229,467	2,072,022	(157,445)
Chilean peso	Buy	Credit Suisse	9/9/2013	9,300,000,000	18,693,467	18,105,532	(587,935)
Chilean peso	Buy	Goldman Sachs	8/12/2013	332,500,000	699,592	649,950	(49,642)
Chilean peso	Buy	J.P. Morgan	10/2/2013	666,000,000	1,296,376	1,292,200	(4,176)
Chilean peso	Buy	Morgan Stanley	7/5/2013	7,630,000,000	15,953,999	15,010,230	(943,769)
Colombian peso	Buy	Credit Suisse	8/12/2013	19,000,000,000	10,256,410	9,848,322	(408,088)
Colombian peso	Buy	Deutsche Bank	8/12/2013	12,821,000,000	6,930,270	6,645,544	(284,726)
Colombian peso	Buy	Deutsche Bank	9/9/2013	18,250,000,000	9,517,105	9,433,304	(83,801)
Colombian peso	Buy	Goldman Sachs	7/5/2013	6,858,000,000	3,744,778	3,568,040	(176,738)
Colombian peso	Buy	Goldman Sachs	8/12/2013	965,000,000	522,045	500,191	(21,854)
euro	Buy	Barclays Bank plc	8/12/2013	4,285,000	5,610,445	5,578,508	(31,937)
Hungarian forint	Buy	Deutsche Bank	8/12/2013	96,000,000	422,149	421,919	(230)
Indian rupee	Buy	Barclays Bank plc	7/5/2013	311,500,000	5,625,790	5,236,785	(389,005)
Indian rupee	Buy	Barclays Bank plc	7/5/2013	30,800,000	558,244	517,794	(40,450)
Indian rupee	Buy	Barclays Bank plc	8/12/2013	44,000,000	802,246	731,714	(70,532)
Indian rupee	Buy	Barclays Bank plc	9/10/2013	1,038,000,000	18,124,673	17,178,699	(945,974)
Indian rupee	Buy	J.P. Morgan	8/12/2013	748,000,000	13,707,165	12,439,132	(1,268,033)
Indian rupee	Buy	Morgan Stanley	8/12/2013	31,560,000	560,578	524,838	(35,740)
Indonesian rupiah	Buy	Barclays Bank plc	8/16/2013	54,900,000,000	5,565,129	5,382,435	(182,694)
Indonesian rupiah	Buy	Goldman Sachs	7/5/2013	9,466,000,000	960,723	951,619	(9,104)
Indonesian rupiah	Buy	J.P. Morgan	8/16/2013	118,000,000,000	11,919,192	11,568,805	(350,387)
Mexican peso	Buy	J.P. Morgan	7/5/2013	33,600,000	2,692,381	2,592,411	(99,970)
Mexican peso	Buy	J.P. Morgan	7/5/2013	56,400,000	4,568,722	4,351,546	(217,176)
Mexican peso	Buy	J.P. Morgan	7/5/2013	56,420,000	4,585,323	4,353,090	(232,233)
Mexican peso	Buy	J.P. Morgan	8/12/2013	135,000,000	11,058,350	10,380,875	(677,475)
Mexican peso	Buy	J.P. Morgan	9/9/2013	175,000,000	13,555,510	13,423,509	(132,001)
Peruvian Nuevo sol	Buy	UBS AG	9/9/2013	18,000,000	6,589,786	6,432,406	(157,380)
Philippine peso	Buy	Barclays Bank plc	8/12/2013	530,100,000	13,005,397	12,308,824	(696,573)
Philippine peso	Buy	Barclays Bank plc	8/12/2013	27,000,000	661,246	626,935	(34,311)
Philippine peso	Buy	J.P. Morgan	7/5/2013	152,500,000	3,696,970	3,531,622	(165,348)
Philippine peso	Buy	Morgan Stanley	9/9/2013	255,800,000	5,985,026	5,935,379	(49,647)
Polish zloty	Buy	Deutsche Bank	8/12/2013	1,065,000	325,757	319,703	(6,054)
Polish zloty	Buy	Goldman Sachs	7/5/2013	75,300,000	23,284,579	22,658,003	(626,576)
Polish zloty	Buy	Goldman Sachs	7/5/2013	1,320,000	419,048	397,192	(21,856)
Polish zloty	Buy	Goldman Sachs	8/12/2013	6,500,000	2,035,426	1,951,240	(84,186)
Polish zloty	Buy	J.P. Morgan	8/12/2013	24,000,000	7,523,209	7,204,577	(318,632)
Romanian new leu	Buy	J.P. Morgan	8/12/2013	1,230,000	371,227	356,958	(14,269)
Russian ruble	Buy	Barclays Bank plc	8/12/2013	154,700,000	4,857,905	4,681,123	(176,782)
Russian ruble	Buy	Deutsche Bank	8/12/2013	20,500,000	650,752	620,317	(30,435)
Russian ruble	Buy	Deutsche Bank	8/12/2013	15,050,000	472,915	455,403	(17,512)
Russian ruble	Buy	Goldman Sachs	7/5/2013	16,100,000	501,698	489,825	(11,873)

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Russian ruble	Buy	Goldman Sachs	8/12/2013	11,800,000	$372,283	$357,060	$(15,223)
Russian ruble	Buy	J.P. Morgan	9/9/2013	175,000,000	5,344,327	5,269,043	(75,284)
Russian ruble	Buy	J.P. Morgan	9/9/2013	790,000,000	24,480,942	23,785,966	(694,976)
Singapore dollar	Buy	Deutsche Bank	9/9/2013	13,800,000	11,071,319	10,888,886	(182,433)
South African rand	Buy	Goldman Sachs	8/12/2013	3,500,000	379,253	351,981	(27,272)
South African rand	Buy	Goldman Sachs	8/12/2013	2,650,000	279,592	266,500	(13,092)
South Korean won	Buy	Barclays Bank plc	8/12/2013	470,000,000	419,037	410,570	(8,467)
South Korean won	Buy	Deutsche Bank	9/9/2013	7,117,000,000	6,255,329	6,209,764	(45,565)
South Korean won	Buy	J.P. Morgan	8/12/2013	17,260,000,000	15,646,530	15,077,528	(569,002)
South Korean won	Buy	Morgan Stanley	7/5/2013	372,500,000	332,515	326,107	(6,408)
South Korean won	Buy	UBS AG	8/12/2013	742,000,000	664,733	648,176	(16,557)
Taiwan dollar	Buy	Deutsche Bank	7/5/2013	80,000,000	2,691,790	2,669,385	(22,405)
Thai baht	Buy	Deutsche Bank	8/16/2013	14,000,000	466,858	450,350	(16,508)
Thai baht	Buy	J.P. Morgan	7/5/2013	45,700,000	1,555,215	1,473,325	(81,890)
Thai baht	Buy	J.P. Morgan	8/16/2013	497,500,000	16,712,577	16,003,514	(709,063)
Thai baht	Buy	Morgan Stanley	9/9/2013	244,000,000	7,967,347	7,839,282	(128,065)
Thai baht	Buy	UBS AG	7/5/2013	130,740,000	4,539,568	4,214,935	(324,633)
Turkish lira	Buy	Barclays Bank plc	7/5/2013	14,900,000	8,194,738	7,720,659	(474,079)
Turkish lira	Buy	Barclays Bank plc	7/5/2013	8,820,000	4,868,713	4,570,216	(298,497)
Turkish lira	Buy	Deutsche Bank	9/9/2013	4,300,000	2,269,591	2,205,714	(63,877)
Turkish lira	Buy	Goldman Sachs	9/9/2013	8,420,000	4,430,504	4,319,096	(111,408)
Turkish lira	Buy	J.P. Morgan	7/5/2013	1,365,000	755,648	707,295	(48,353)
Argentine peso	Sell	UBS AG	7/5/2013	2,495,000	461,183	461,947	(764)
Chilean peso	Sell	Deutsche Bank	7/5/2013	3,275,000,000	6,362,312	6,442,792	(80,480)
Chilean peso	Sell	Morgan Stanley	7/5/2013	350,000,000	687,988	688,543	(555)
Colombian peso	Sell	J.P. Morgan	7/5/2013	1,405,000,000	728,357	730,985	(2,628)
euro	Sell	UBS AG	7/5/2013	740,000	962,191	963,232	(1,041)
Hungarian forint	Sell	Goldman Sachs	8/12/2013	87,000,000	380,761	382,364	(1,603)
Indian rupee	Sell	Morgan Stanley	7/5/2013	270,000,000	4,499,250	4,539,107	(39,857)
Indonesian rupiah	Sell	Barclays Bank plc	7/5/2013	6,500,000,000	643,354	653,446	(10,092)
Indonesian rupiah	Sell	Goldman Sachs	7/5/2013	9,466,000,000	935,958	951,619	(15,661)
Mexican peso	Sell	J.P. Morgan	8/12/2013	4,000,000	302,644	307,581	(4,937)
Romanian new leu	Sell	J.P. Morgan	7/5/2013	18,400,000	5,331,876	5,362,520	(30,644)
Romanian new leu	Sell	J.P. Morgan	8/12/2013	1,230,000	354,785	356,958	(2,173)
Russian ruble	Sell	Goldman Sachs	8/12/2013	11,800,000	355,277	357,060	(1,783)
South African rand	Sell	Goldman Sachs	9/9/2013	3,200,000	309,614	320,537	(10,923)
Taiwan dollar	Sell	Deutsche Bank	9/9/2013	190,500,000	6,360,601	6,360,817	(216)
Thai baht	Sell	J.P. Morgan	7/5/2013	16,000,000	514,900	515,825	(925)
Turkish lira	Sell	Barclays Bank plc	7/5/2013	16,275,000	8,432,210	8,433,136	(926)
Turkish lira	Sell	Barclays Bank plc	7/5/2013	900,000	464,935	466,349	(1,414)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(17,390,456)

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS CURRENCY FUND June 30, 2013

Open Futures Contracts at June 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2013	432	Short	$(95,040,000)	$78,255
U.S. 5-Year Treasury Note	September 2013	513	Short	(62,097,047)	819,918
Totals				$(157,137,047)	$898,173

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$43,037,313	$—	$43,037,313
Corporate Bonds	—	131,072,150	—	131,072,150
Foreign Bond	—	1,694,178	—	1,694,178
Foreign Government Obligation	—	44,198,371	—	44,198,371
Government Sponsored Enterprises Bond	—	605,489	—	605,489
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	11,433,810	—	11,433,810
Government Sponsored Enterprises Pass-Throughs	—	55,554,565	—	55,554,565
Non-Agency Commercial Mortgage-Backed Securities	—	95,949,185	—	95,949,185
Commercial Paper	—	11,738,201	—	11,738,201
Total	$—	$395,283,262	$—	$395,283,262

Other Financial Instruments
Futures Contracts
Assets	$898,173	$—	$—	$898,173
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	3,276,535	—	3,276,535
Liabilities	—	(17,390,456)	—	(17,390,456)
Credit Default Swaps
Assets	—	33,827	—	33,827
Liabilities	—	(7,253)	—	(7,253)
Total	$898,173	$(14,087,347)	$—	$(13,189,174)

(1)	Refer to note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2013.

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GLOBAL ALLOCATION FUND June 30, 2013

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.89%
Lord Abbett Equity Trust- Calibrated Large Cap Value Fund - Class I (b)	50,689	$1,038
Lord Abbett Equity Trust- Calibrated Mid Cap Value Fund - Class I (b)	713,945	14,400
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund - Class I (c)	5,591,892	35,061
Lord Abbett Investment Trust-High Yield Fund - Class I (d)	2,790,544	21,906
Lord Abbett Securities Trust-International Dividend Income Fund - Class I (e)	9,000,551	72,094
Lord Abbett Mid Cap Stock Fund, Inc. - Class I (f)	1,845,484	37,630
Lord Abbett Investment Trust-Short Duration Income Fund - Class I (g)	962,727	4,390
Total Investments in Underlying Funds (cost $178,200,863)		186,519
Cash and Other Assets in Excess of Liabilities 0.11%		202
Net Assets 100.00%		$186,721

(a)	Affiliated issuers (See Note 12).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek high total return.
(d)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek a high level of total return.
(f)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(g)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$186,519	$—	$—	$186,519
Total	$186,519	$—	$—	$186,519

(1)	Refer to note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of the Underlying Funds.
(3)	There were no level transfers during the period ended June 30, 2013.

See Notes to Financial Statements.	27

Statements of Assets and Liabilities (unaudited)

June 30, 2013

	Emerging Markets Currency Fund	Global Allocation Fund
ASSETS:
Investments in securities, at cost	$397,434,264	$178,200,863
Investments in securities, at fair value	$395,283,262	$186,518,669
Cash	17,707,586	96,286
Deposits with brokers for derivatives	15,020,000	—
Foreign cash, at value (cost $164,168 and $0, respectively)	159,060	—
Receivables:
Interest and dividends	3,337,095	1,910,525
Investment securities sold	4,416,212	—
Capital shares sold	1,793,960	2,559,780
From affiliates (See Note 3)	—	78,408
Variation margin	1,352	—
Unrealized appreciation on forward foreign currency exchange contracts	3,276,535	—
Unrealized appreciation on credit default swaps	33,827	—
Prepaid expenses and other assets	46,121	35,019
Total assets	441,075,010	191,198,687
LIABILITIES:
Payables:
Investment securities purchased	2,402	1,909,997
Capital shares reacquired	857,528	248,237
Management fee	177,087	10,840
12b-1 distribution fees	47,844	62,914
Directors’ fees	49,204	29,419
Fund administration	14,167	—
To affiliates (See Note 3)	63,353	—
Unrealized depreciation on forward foreign currency exchange contracts	17,390,456	—
Unrealized depreciation on credit default swaps	7,253	—
Upfront payments received from credit default swaps, net of amortization	133,148	—
Distributions payable	985,475	2,135,024
Accrued expenses and other liabilities	144,376	81,228
Total liabilities	19,872,293	4,477,659
NET ASSETS	$421,202,717	$186,721,028
COMPOSITION OF NET ASSETS:
Paid-in capital	$449,609,254	$183,343,145
Distributions in excess of net investment income	(5,002,206)	(16,103)
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(8,063,871)	(4,923,712)
Net unrealized appreciation (depreciation) on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(15,340,460)	8,317,698
Net Assets	$421,202,717	$186,721,028

28	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

June 30, 2013

	Emerging Markets Currency Fund	Global Allocation Fund
Net assets by class:
Class A Shares	$69,353,620	$119,083,383
Class B Shares	$901,890	$6,351,253
Class C Shares	$25,074,675	$29,800,295
Class F Shares	$60,754,143	$3,135,420
Class I Shares	$264,398,696	$22,883,496
Class P Shares	$9,626	$—
Class R2 Shares	$234,341	$106,248
Class R3 Shares	$475,726	$5,360,933
Outstanding shares by class:
Class A Shares (415 million and 430 million shares of common stock authorized, $0.001 par value)	11,038,091	10,242,492
Class B Shares (30 million and 15 million shares of common stock authorized, $0.001 par value)	142,893	593,497
Class C Shares (100 million and 20 million shares of common stock authorized, $0.001 par value)	3,967,848	2,781,615
Class F Shares (100 million and 20 million shares of common stock authorized, $0.001 par value)	9,678,181	269,623
Class I Shares (100 million and 15 million shares of common stock authorized, $0.001 par value)	42,176,431	1,957,286
Class P Shares (20 million and 20 million shares of common stock authorized, $0.001 par value)	1,534	—
Class R2 Shares (20 million and 20 million shares of common stock authorized, $0.001 par value)	37,239	8,984
Class R3 Shares (20 million and 20 million shares of common stock authorized, $0.001 par value)	75,905	458,834
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$6.28	$11.63
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25% and 5.75%, respectively)	$6.42	$12.34
Class B Shares-Net asset value	$6.31	$10.70
Class C Shares-Net asset value	$6.32	$10.71
Class F Shares-Net asset value	$6.28	$11.63
Class I Shares-Net asset value	$6.27	$11.69
Class P Shares-Net asset value	$6.28	—
Class R2 Shares-Net asset value	$6.29	$11.83
Class R3 Shares-Net asset value	$6.27	$11.68

See Notes to Financial Statements.	29

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2013

	Emerging Markets Currency Fund	Global Allocation Fund
Investment income:
Dividends	$—	$3,243,379
Interest	4,281,199	2
Total investment income	4,281,199	3,243,381
Expenses:
Management fee	1,118,251	234,289
12b-1 distribution plan-Class A	74,558	147,507
12b-1 distribution plan-Class B	5,423	34,020
12b-1 distribution plan-Class C	113,969	150,425
12b-1 distribution plan-Class F	34,483	1,503
12b-1 distribution plan-Class P	22	—
12b-1 distribution plan-Class R2	745	336
12b-1 distribution plan-Class R3	1,259	12,449
Shareholder servicing	159,582	167,443
Professional	34,212	17,088
Reports to shareholders	33,026	16,726
Fund administration	89,460	—
Custody	41,357	3,997
Directors’ fees	6,296	2,564
Registration	43,033	38,094
Subsidy (See Note 3)	205,055	—
Other	8,426	4,707
Gross expenses	1,969,157	831,148
Expense reductions (See Note 9)	(105)	(93)
Expenses assumed by Underlying Funds (See Note 3)	—	(250,526)
Management fee waived (See Note 3)	—	(181,027)
Net expenses	1,969,052	399,502
Net investment income	2,312,147	2,843,879
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	3,913,101	(332,593)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(23,906,499)	3,280,864
Net realized and unrealized gain (loss)	(19,993,398)	2,948,271
Net Increase (Decrease) in Net Assets Resulting From Operations	$(17,681,251)	$5,792,150

30	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Emerging Markets Currency Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$2,312,147	$4,501,890
Net realized gain on investments, futures contracts, swaps and foreign currency related transactions	3,913,101	11,874,941
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(23,906,499)	20,772,775
Net increase (decrease) in net assets resulting from operations	(17,681,251)	37,149,606
Distributions to shareholders from:
Net investment income
Class A	(975,779)	(1,843,700)
Class B	(10,024)	(23,310)
Class C	(274,231)	(573,748)
Class F	(934,019)	(1,749,818)
Class I	(3,876,068)	(5,593,517)
Class P	(120)	(203)
Class R2	(2,736)	(6,247)
Class R3	(6,034)	(10,022)
Return of capital
Class A	—	(282,877)
Class B	—	(3,577)
Class C	—	(88,029)
Class F	—	(268,473)
Class I	—	(858,207)
Class P	—	(31)
Class R2	—	(958)
Class R3	—	(1,538)
Total distributions to shareholders	(6,079,011)	(11,304,255)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	90,281,800	216,733,975
Reinvestment of distributions	5,519,841	10,159,041
Cost of shares reacquired	(98,806,400)	(119,792,291)
Net increase (decrease) in net assets resulting from capital share transactions	(3,004,759)	107,100,725
Net increase (decrease) in net assets	(26,765,021)	132,946,076
NET ASSETS:
Beginning of period	$447,967,738	$315,021,662
End of period	$421,202,717	$447,967,738
Distributions in excess of net investment income	$(5,002,206)	$(1,235,342)

See Notes to Financial Statements.	31

Statements of Changes in Net Assets (concluded)

	Global Allocation Fund
INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$2,843,879	$5,454,401
Capital gains distributions received from Underlying Funds	—	689,757
Net realized gain (loss) on investments and foreign currency related transactions	(332,593)	686,556
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	3,280,864	16,781,922
Net increase in net assets resulting from operations	5,792,150	23,612,636
Distributions to shareholders from:
Net investment income
Class A	(1,837,829)	(3,899,618)
Class B	(83,886)	(226,021)
Class C	(398,211)	(890,794)
Class F	(50,576)	(92,639)
Class I	(380,042)	(664,970)
Class R2	(1,407)	(3,183)
Class R3	(77,455)	(150,568)
Return of capital
Class A	—	(65,497)
Class B	—	(3,796)
Class C	—	(14,961)
Class F	—	(1,556)
Class I	—	(11,168)
Class R2	—	(53)
Class R3	—	(2,529)
Total distributions to shareholders	(2,829,406)	(6,027,353)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	23,183,236	34,627,973
Reinvestment of distributions	2,681,765	5,682,158
Cost of shares reacquired	(19,804,514)	(43,626,970)
Net increase (decrease) in net assets resulting from capital share transactions	6,060,487	(3,316,839)
Net increase in net assets	9,023,231	14,268,444
NET ASSETS:
Beginning of period	$177,697,797	$163,429,353
End of period	$186,721,028	$177,697,797
Distributions in excess of net investment income	$(16,103)	$(30,576)

32	See Notes to Financial Statements.

Financial Highlights

EMERGING MARKETS CURRENCY FUND

	Class A Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.63		$6.15	$6.74	$6.70	$5.72	$6.73
Investment operations:
Net investment income(a)	.03		.07	.08	.11	.17	.24
Net realized and unrealized gain (loss)	(.29)		.58	(.46)	.27	.99	(1.01)
Total from investment operations	(.26)		.65	(.38)	.38	1.16	(.77)
Distributions to shareholders from:
Net investment income	(.09)		(.15)	(.18)	(.20)	(.18)	(.14)
Net realized gain	—		—	(.03)	(.14)	—	—
Return of capital	—		(.02)	—	—	—	(.10)
Total distributions	(.09)		(.17)	(.21)	(.34)	(.18)	(.24)
Net asset value, end of period	$6.28		$6.63	$6.15	$6.74	$6.70	$5.72
Total Return(b)	(4.03	)%(c)	10.69%	(5.87)%	5.79%	20.53%	(11.90)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.48	%(c)	1.01%	1.02%	1.17%	1.27%	1.23%
Expenses, including expense reductions and expenses reimbursed	.48	%(c)	1.01%	1.02%	1.17%	1.27%	1.22%
Expenses, excluding expense reductions and expenses reimbursed	.48	%(c)	1.01%	1.02%	1.17%	1.27%	1.27%
Net investment income	.46	%(c)	1.02%	1.18%	1.68%	2.69%	3.59%

Supplemental Data:
Net assets, end of period (000)	$69,354		$73,947	$80,034	$98,279	$109,152	$83,426
Portfolio turnover rate	59.12	%(c)	141.92%	130.30%	113.50%	90.72%	83.70%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	33

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class B Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.66		$6.18	$6.77	$6.73	$5.74	$6.74
Investment operations:
Net investment income(a)	—	(b)	.02	.03	.07	.13	.19
Net realized and unrealized gain (loss)	(.29)		.58	(.46)	.26	.99	(1.00)
Total from investment operations	(.29)		.60	(.43)	.33	1.12	(.81)
Distributions to shareholders from:
Net investment income	(.06)		(.10)	(.13)	(.15)	(.13)	(.11)
Net realized gain	—		—	(.03)	(.14)	—	—
Return of capital	—		(.02)	—	—	—	(.08)
Total distributions	(.06)		(.12)	(.16)	(.29)	(.13)	(.19)
Net asset value, end of period	$6.31		$6.66	$6.18	$6.77	$6.73	$5.74
Total Return(c)	(4.38	)%(d)	9.79%	(6.55)%	5.10%	19.68%	(12.37)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.88	%(d)	1.80%	1.80%	1.83%	1.93%	1.88%
Expenses, including expense reductions and expenses reimbursed	.88	%(d)	1.80%	1.80%	1.83%	1.93%	1.88%
Expenses, excluding expense reductions and expenses reimbursed	.88	%(d)	1.80%	1.80%	1.83%	1.93%	1.95%
Net investment income	.07	%(d)	.24%	.44%	1.05%	2.11%	2.93%

Supplemental Data:
Net assets, end of period (000)	$902		$1,219	$1,674	$2,693	$3,884	$4,105
Portfolio turnover rate	59.12	%(d)	141.92%	130.30%	113.50%	90.72%	83.70%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

34	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class C Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.67		$6.19	$6.78	$6.74	$5.74	$6.75
Investment operations:
Net investment income(a)	.01		.02	.03	.07	.13	.19
Net realized and unrealized gain (loss)	(.29)		.59	(.46)	.26	1.00	(1.01)
Total from investment operations	(.28)		.61	(.43)	.33	1.13	(.82)
Distributions to shareholders from:
Net investment income	(.07)		(.11)	(.13)	(.15)	(.13)	(.11)
Net realized gain	—		—	(.03)	(.14)	—	—
Return of capital	—		(.02)	—	—	—	(.08)
Total distributions	(.07)		(.13)	(.16)	(.29)	(.13)	(.19)
Net asset value, end of period	$6.32		$6.67	$6.19	$6.78	$6.74	$5.74
Total Return(b)	(4.30	)%(c)	9.91%	(6.44)%	5.09%	19.85%	(12.50)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.80	%(c)	1.68%	1.69%	1.82%	1.91%	1.87%
Expenses, including expense reductions and expenses reimbursed	.80	%(c)	1.68%	1.69%	1.82%	1.91%	1.87%
Expenses, excluding expense reductions and expenses reimbursed	.80	%(c)	1.68%	1.69%	1.82%	1.91%	1.91%
Net investment income	.15	%(c)	.37%	.51%	1.02%	2.03%	2.95%

Supplemental Data:
Net assets, end of period (000)	$25,075		$28,543	$36,551	$34,232	$27,512	$18,407
Portfolio turnover rate	59.12	%(c)	141.92%	130.30%	113.50%	90.72%	83.70%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	35

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class F Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.62		$6.15	$6.74	$6.69	$5.71	$6.73
Investment operations:
Net investment income(a)	.03		.07	.09	.13	.18	.25
Net realized and unrealized gain (loss)	(.28)		.58	(.47)	.27	.99	(1.01)
Total from investment operations	(.25)		.65	(.38)	.40	1.17	(.76)
Distributions to shareholders from:
Net investment income	(.09)		(.16)	(.18)	(.21)	(.19)	(.15)
Net realized gain	—		—	(.03)	(.14)	—	—
Return of capital	—		(.02)	—	—	—	(.11)
Total distributions	(.09)		(.18)	(.21)	(.35)	(.19)	(.26)
Net asset value, end of period	$6.28		$6.62	$6.15	$6.74	$6.69	$5.71
Total Return(b)	(3.84	)%(c)	10.63%	(5.77)%	6.20%	20.82%	(11.76)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.43	%(c)	.91%	.91%	.92%	.98%	.96%
Expenses, including expense reductions and expenses reimbursed	.43	%(c)	.91%	.91%	.92%	.98%	.96%
Expenses, excluding expense reductions and expenses reimbursed	.43	%(c)	.91%	.91%	.92%	.98%	.98%
Net investment income	.51	%(c)	1.12%	1.27%	1.88%	2.72%	3.94%

Supplemental Data:
Net assets, end of period (000)	$60,754		$71,622	$76,795	$61,059	$24,463	$710
Portfolio turnover rate	59.12	%(c)	141.92%	130.30%	113.50%	90.72%	83.70%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

36	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class I Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.61		$6.14	$6.73	$6.69	$5.72	$6.73
Investment operations:
Net investment income(a)	.04		.08	.09	.13	.19	.26
Net realized and unrealized gain (loss)	(.29)		.57	(.46)	.27	.98	(1.00)
Total from investment operations	(.25)		.65	(.37)	.40	1.17	(.74)
Distributions to shareholders from:
Net investment income	(.09)		(.16)	(.19)	(.22)	(.20)	(.15)
Net realized gain	—		—	(.03)	(.14)	—	—
Return of capital	—		(.02)	—	—	—	(.12)
Total distributions	(.09)		(.18)	(.22)	(.36)	(.20)	(.27)
Net asset value, end of period	$6.27		$6.61	$6.14	$6.73	$6.69	$5.72
Total Return(b)	(3.80	)%(c)	10.75%	(5.68)%	6.17%	20.89%	(11.47)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.39	%(c)	.80%	.81%	.83%	.92%	.88%
Expenses, including expense reductions and expenses reimbursed	.39	%(c)	.80%	.81%	.83%	.92%	.87%
Expenses, excluding expense reductions and expenses reimbursed	.39	%(c)	.80%	.81%	.83%	.92%	.90%
Net investment income	.57	%(c)	1.21%	1.40%	2.00%	3.06%	3.96%

Supplemental Data:
Net assets, end of period (000)	$264,399		$271,710	$119,329	$79,092	$27,176	$19,830
Portfolio turnover rate	59.12	%(c)	141.92%	130.30%	113.50%	90.72%	83.70%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	37

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class P Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.62		$6.14	$6.74	$6.69	$5.71	$6.71
Investment operations:
Net investment income(a)	.02		.05	.07	.11	.16	.24
Net realized and unrealized gain (loss)	(.28)		.59	(.48)	.27	.99	(1.01)
Total from investment operations	(.26)		.64	(.41)	.38	1.15	(.77)
Distributions to shareholders from:
Net investment income	(.08)		(.14)	(.16)	(.19)	(.17)	(.13)
Net realized gain	—		—	(.03)	(.14)	—	—
Return of capital	—		(.02)	—	—	—	(.10)
Total distributions	(.08)		(.16)	(.19)	(.33)	(.17)	(.23)
Net asset value, end of period	$6.28		$6.62	$6.14	$6.74	$6.69	$5.71
Total Return(b)	(3.98	)%(c)	10.27%	(6.07)%	5.87%	20.43%	(11.91)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.59	%(c)	1.24%	1.25%	1.27%	1.32%	1.30%
Expenses, including expense reductions and expenses reimbursed	.59	%(c)	1.24%	1.25%	1.27%	1.32%	1.30%
Expenses, excluding expense reductions and expenses reimbursed	.59	%(c)	1.24%	1.25%	1.27%	1.32%	1.37%
Net investment income	.37	%(c)	.80%	.98%	1.61%	2.50%	3.52%

Supplemental Data:
Net assets, end of period (000)	$10		$10	$9	$32	$16	$4
Portfolio turnover rate	59.12	%(c)	141.92%	130.30%	113.50%	90.72%	83.70%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

38	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class R2 Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.64		$6.16	$6.75	$6.71	$5.72	$6.73
Investment operations:
Net investment income(a)	.02		.04	.05	.09	.15	.25
Net realized and unrealized gain (loss)	(.30)		.59	(.46)	.27	1.00	(1.01)
Total from investment operations	(.28)		.63	(.41)	.36	1.15	(.76)
Distributions to shareholders from:
Net investment income	(.07)		(.13)	(.15)	(.18)	(.16)	(.14)
Net realized gain	—		—	(.03)	(.14)	—	—
Return of capital	—		(.02)	—	—	—	(.11)
Total distributions	(.07)		(.15)	(.18)	(.32)	(.16)	(.25)
Net asset value, end of period	$6.29		$6.64	$6.16	$6.75	$6.71	$5.72
Total Return(b)	(4.21	)%(c)	10.24%	(6.22)%	5.54%	20.12%	(11.63)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.68	%(c)	1.41%	1.41%	1.42%	1.50%	1.08%
Expenses, including expense reductions and expenses reimbursed	.68	%(c)	1.41%	1.41%	1.42%	1.50%	1.07%
Expenses, excluding expense reductions and expenses reimbursed	.68	%(c)	1.41%	1.41%	1.42%	1.50%	1.15%
Net investment income	.27	%(c)	.63%	.76%	1.39%	2.44%	3.74%

Supplemental Data:
Net assets, end of period (000)	$234		$300	$218	$70	$23	$12
Portfolio turnover rate	59.12	%(c)	141.92%	130.30%	113.50%	90.72%	83.70%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	39

Financial Highlights (concluded)

EMERGING MARKETS CURRENCY FUND

	Class R3 Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.61		$6.14	$6.73	$6.70	$5.72	$6.73
Investment operations:
Net investment income(a)	.02		.05	.06	.10	.16	.23
Net realized and unrealized gain (loss)	(.28)		.57	(.46)	.26	.99	(.99)
Total from investment operations	(.26)		.62	(.40)	.36	1.15	(.76)
Distributions to shareholders from:
Net investment income	(.08)		(.13)	(.16)	(.19)	(.17)	(.14)
Net realized gain	—		—	(.03)	(.14)	—	—
Return of capital	—		(.02)	—	—	—	(.11)
Total distributions	(.08)		(.15)	(.19)	(.33)	(.17)	(.25)
Net asset value, end of period	$6.27		$6.61	$6.14	$6.73	$6.70	$5.72
Total Return(b)	(4.03	)%(c)	10.23%	(6.14)%	5.49%	20.33%	(11.76)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.63	%(c)	1.29%	1.31%	1.33%	1.41%	1.26%
Expenses, including expense reductions and expenses reimbursed	.63	%(c)	1.29%	1.31%	1.33%	1.41%	1.26%
Expenses, excluding expense reductions and expenses reimbursed	.63	%(c)	1.29%	1.31%	1.33%	1.41%	1.30%
Net investment income	.32	%(c)	.74%	.92%	1.48%	2.52%	3.50%

Supplemental Data:
Net assets, end of period (000)	$476		$617	$411	$326	$103	$57
Portfolio turnover rate	59.12	%(c)	141.92%	130.30%	113.50%	90.72%	83.70%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

40	See Notes to Financial Statements.

Financial Highlights

GLOBAL ALLOCATION FUND

	Class A Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.42		$10.29	$11.41	$10.56	$7.95	$13.15
Investment operations:
Net investment income(a)	.19		.36	.35	.33	.28	.26
Net realized and unrealized gain (loss)	.20		1.16	(1.12)	.84	2.66	(5.10)
Total from investment operations	.39		1.52	(.77)	1.17	2.94	(4.84)
Distributions to shareholders from:
Net investment income	(.18)		(.38)	(.35)	(.32)	(.33)	(.17)
Net realized gain	—		—	—	—	—	(.19)
Return of capital	—		(.01)	—	—	—	—
Total distributions	(.18)		(.39)	(.35)	(.32)	(.33)	(.36)
Net asset value, end of period	$11.63		$11.42	$10.29	$11.41	$10.56	$7.95
Total Return(b)	3.43	%(c)	15.02%	(6.89)%	11.36%	37.83%	(37.33)%
Ratios to Average Net Assets:(d)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.15	%(c)	.30%	.28%	.35%	.35%	1.07%
Expenses, including expense reductions, expenses assumed and management fee waived	.15	%(c)	.30%	.28%	.35%	.35%	1.06%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.38	%(c)	.80%	.84%	.94%	1.17%	1.60%
Net investment income	1.57	%(c)	3.31%	3.11%	3.07%	3.15%	2.40%

Supplemental Data:
Net assets, end of period (000)	$119,083		$110,910	$108,217	$107,234	$83,625	$53,568
Portfolio turnover rate	9.23	%(c)	36.34%	27.66%	9.48%	6.81%	147.44%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.	41

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class B Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.53		$9.51	$10.57	$9.81	$7.38	$12.25
Investment operations:
Net investment income(a)	.12		.25	.24	.23	.21	.18
Net realized and unrealized gain (loss)	.19		1.09	(1.03)	.79	2.48	(4.74)
Total from investment operations	.31		1.34	(.79)	1.02	2.69	(4.56)
Distributions to shareholders from:
Net investment income	(.14)		(.31)	(.27)	(.26)	(.26)	(.12)
Net realized gain	—		—	—	—	—	(.19)
Return of capital	—		(.01)	—	—	—	—
Total distributions	(.14)		(.32)	(.27)	(.26)	(.26)	(.31)
Net asset value, end of period	$10.70		$10.53	$9.51	$10.57	$9.81	$7.38
Total Return(b)	2.95	%(c)	14.24%	(7.56)%	10.60%	37.10%	(37.74)%
Ratios to Average Net Assets:(d)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.52	%(c)	1.04%	.99%	1.00%	1.00%	1.72%
Expenses, including expense reductions, expenses assumed and management fee waived	.52	%(c)	1.04%	.99%	1.00%	1.00%	1.72%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.75	%(c)	1.54%	1.55%	1.59%	1.82%	2.26%
Net investment income	1.13	%(c)	2.51%	2.29%	2.35%	2.49%	1.74%

Supplemental Data:
Net assets, end of period (000)	$6,351		$6,939	$8,276	$11,389	$10,668	$7,194
Portfolio turnover rate	9.23	%(c)	36.34%	27.66%	9.48%	6.81%	147.44%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

42	See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class C Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.54		$9.53	$10.59	$9.83	$7.40	$12.28
Investment operations:
Net investment income(a)	.13		.26	.25	.24	.22	.18
Net realized and unrealized gain (loss)	.18		1.07	(1.03)	.78	2.47	(4.75)
Total from investment operations	.31		1.33	(.78)	1.02	2.69	(4.57)
Distributions to shareholders from:
Net investment income	(.14)		(.31)	(.28)	(.26)	(.26)	(.12)
Net realized gain	—		—	—	—	—	(.19)
Return of capital	—		(.01)	—	—	—	—
Total distributions	(.14)		(.32)	(.28)	(.26)	(.26)	(.31)
Net asset value, end of period	$10.71		$10.54	$9.53	$10.59	$9.83	$7.40
Total Return(b)	2.97	%(c)	14.17%	(7.48)%	10.58%	37.00%	(37.73)%
Ratios to Average Net Assets:(d)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.52	%(c)	1.04%	.97%	1.00%	1.00%	1.71%
Expenses, including expense reductions, expenses assumed and management fee waived	.52	%(c)	1.04%	.97%	1.00%	1.00%	1.71%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.75	%(c)	1.53%	1.53%	1.59%	1.80%	2.25%
Net investment income	1.18	%(c)	2.62%	2.42%	2.46%	2.55%	1.76%

Supplemental Data:
Net assets, end of period (000)	$29,800		$29,821	$26,322	$25,893	$17,741	$9,428
Portfolio turnover rate	9.23	%(c)	36.34%	27.66%	9.48%	6.81%	147.44%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.	43

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class F Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.43		$10.29	$11.41	$10.56	$7.95	$13.12
Investment operations:
Net investment income(a)	.20		.36	.37	.39	.35	.32
Net realized and unrealized gain (loss)	.19		1.19	(1.12)	.80	2.61	(5.11)
Total from investment operations	.39		1.55	(.75)	1.19	2.96	(4.79)
Distributions to shareholders from:
Net investment income	(.19)		(.40)	(.37)	(.34)	(.35)	(.19)
Net realized gain	—		—	—	—	—	(.19)
Return of capital	—		(.01)	—	—	—	—
Total distributions	(.19)		(.41)	(.37)	(.34)	(.35)	(.38)
Net asset value, end of period	$11.63		$11.43	$10.29	$11.41	$10.56	$7.95
Total Return(b)	3.41	%(c)	15.28%	(6.72)%	11.57%	38.16%	(37.09)%
Ratios to Average Net Assets:(d)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.08	%(c)	.15%	.10%	.10%	.10%	.62%
Expenses, including expense reductions, expenses assumed and management fee waived	.08	%(c)	.15%	.10%	.10%	.10%	.61%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.31	%(c)	.65%	.66%	.69%	.83%	1.26%
Net investment income	1.69	%(c)	3.31%	3.36%	3.63%	3.66%	3.02%

Supplemental Data:
Net assets, end of period (000)	$3,135		$2,423	$3,156	$2,256	$641	$9
Portfolio turnover rate	9.23	%(c)	36.34%	27.66%	9.48%	6.81%	147.44%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

44	See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class I Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.49		$10.34	$11.47	$10.61	$7.98	$13.18
Investment operations:
Net investment income(a)	.20		.39	.38	.37	.32	.31
Net realized and unrealized gain (loss)	.20		1.18	(1.13)	.84	2.67	(5.13)
Total from investment operations	.40		1.57	(.75)	1.21	2.99	(4.82)
Distributions to shareholders from:
Net investment income	(.20)		(.41)	(.38)	(.35)	(.36)	(.19)
Net realized gain	—		—	—	—	—	(.19)
Return of capital	—		(.01)	—	—	—	—
Total distributions	(.20)		(.42)	(.38)	(.35)	(.36)	(.38)
Net asset value, end of period	$11.69		$11.49	$10.34	$11.47	$10.61	$7.98
Total Return(b)	3.44	%(c)	15.42%	(6.69)%	11.69%	38.39%	(37.10)%
Ratios to Average Net Assets:(d)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.03	%(c)	.05%	.00%	.00%	.00%	.69%
Expenses, including expense reductions, expenses assumed and management fee waived	.03	%(c)	.05%	.00%	.00%	.00%	.69%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.26	%(c)	.55%	.57%	.60%	.80%	1.25%
Net investment income	1.68	%(c)	3.57%	3.38%	3.40%	3.55%	2.85%

Supplemental Data:
Net assets, end of period (000)	$22,883		$22,289	$14,086	$8,460	$1,055	$557
Portfolio turnover rate	9.23	%(c)	36.34%	27.66%	9.48%	6.81%	147.44%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.	45

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class R2 Shares
	Six Months Ended 6/30/2013		Year Ended 12/31				6/23/2008(a) to
	(unaudited)		2012	2011	2010	2009	12/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$11.62		$10.46	$11.55	$10.64	$7.96	$11.83
Investment operations:
Net investment income(b)	.16		.34	.49	.36	.31	.18
Net realized and unrealized gain (loss)	.21		1.18	(1.26)	.85	2.68	(3.70)
Total from investment operations	.37		1.52	(.77)	1.21	2.99	(3.52)
Distributions to shareholders from:
Net investment income	(.16)		(.35)	(.32)	(.30)	(.31)	(.16)
Net realized gain	—		—	—	—	—	(.19)
Return of capital	—		(.01)	—	—	—	—
Total distributions	(.16)		(.36)	(.32)	(.30)	(.31)	(.35)
Net asset value, end of period	$11.83		$11.62	$10.46	$11.55	$10.64	$7.96
Total Return(c)	3.17	%(d)	14.71%	(6.77)%	11.63%	38.36%	(30.36	)%(d)
Ratios to Average Net Assets:(e)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.32	%(d)	.61%	.34%	.05%	.00%	.32	%(d)
Expenses, including expense reductions, expenses assumed and management fee waived	.32	%(d)	.61%	.34%	.05%	.00%	.32	%(d)
Expenses, excluding expense reductions, expenses assumed and management fee waived	.55	%(d)	1.11%	.93%	.65%	.81%	.87	%(d)
Net investment income	1.34	%(d)	3.05%	4.44%	3.38%	3.46%	1.88	%(d)

Supplemental Data:
Net assets, end of period (000)	$106		$107	$88	$11	$10	$7
Portfolio turnover rate	9.23	%(d)	36.34%	27.66%	9.48%	6.81%	147.44%
(a)	Commencement of operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.

46	See Notes to Financial Statements.

Financial Highlights (concluded)

GLOBAL ALLOCATION FUND

	Class R3 Shares
	Six Months Ended 6/30/2013		Year Ended 12/31				6/23/2008(a) to
	(unaudited)		2012	2011	2010	2009	12/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$11.48		$10.34	$11.47	$10.62	$7.95	$11.83
Investment operations:
Net investment income(b)	.18		.35	.34	.34	.37	.18
Net realized and unrealized gain (loss)	.19		1.16	(1.14)	.82	2.62	(3.70)
Total from investment operations	.37		1.51	(.80)	1.16	2.99	(3.52)
Distributions to shareholders from:
Net investment income	(.17)		(.36)	(.33)	(.31)	(.32)	(.17)
Net realized gain	—		—	—	—	—	(.19)
Return of capital	—		(.01)	—	—	—	—
Total distributions	(.17)		(.37)	(.33)	(.31)	(.32)	(.36)
Net asset value, end of period	$11.68		$11.48	$10.34	$11.47	$10.62	$7.95
Total Return(c)	3.22	%(d)	14.81%	(7.10)%	11.17%	38.40%	(30.40	)%(d)
Ratios to Average Net Assets:(e)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.26	%(d)	.52%	.47%	.50%	.26%	.27	%(d)
Expenses, including expense reductions, expenses assumed and management fee waived	.26	%(d)	.52%	.47%	.50%	.26%	.26	%(d)
Expenses, excluding expense reductions, expenses assumed and management fee waived	.49	%(d)	1.02%	1.04%	1.10%	.92%	.82	%(d)
Net investment income	1.46	%(d)	3.17%	3.03%	3.20%	3.79%	1.93	%(d)

Supplemental Data:
Net assets, end of period (000)	$5,361		$5,211	$3,285	$2,179	$51	$7
Portfolio turnover rate	9.23	%(d)	36.34%	27.66%	9.48%	6.81%	147.44%
(a)	Commencement of operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.	47

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company currently consists of three funds. This report covers the following two funds (each, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”), Class A, B, C, F, I, P, R2 and R3 shares; and Lord Abbett Global Allocation Fund (“Global Allocation Fund”), Class A, B, C, F, I, P, R2 and R3 shares. Global Allocation Fund is diversified as defined in the Act and Emerging Markets Currency Fund is non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Global Allocation Fund’s investment objective is total return. Global Allocation Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds no longer issue Class B shares for purchase. Emerging Markets Currency Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. As of the date of this report, Global Allocation Fund has not issued Class P shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely

Notes to Financial Statements (unaudited)(continued)

on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange LLC, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2009 through December 31, 2012. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Financial Statements (unaudited)(continued)

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of Emerging Markets Currency Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Emerging Markets Currency Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations.

(h)	Futures Contracts–Emerging Markets Currency Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Emerging Markets Currency Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by

Notes to Financial Statements (unaudited)(continued)

a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Emerging Markets Currency Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	Interest Rate Swaps–Emerging Markets Currency Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations.

Notes to Financial Statements (unaudited)(continued)

(n)	Credit Default Swaps–Emerging Markets Currency Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract. As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

Notes to Financial Statements (unaudited)(continued)

(o)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of June 30, 2013, and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Currency Fund

First $1 billion	.50%
Over $1 billion	.45%
Global Allocation Fund	.25	%(1)

(1)	For the period from May 1, 2013 through April 30, 2014, Lord Abbett has contractually agreed to waive .18% of its annual management fee for Global Allocation Fund. This agreement may be terminated only upon approval of the Board. During the period January 1, 2013 through April 30, 2013, Lord Abbett had contractually agreed to waive .20% of its annual management fee for the Fund.

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2013, the effective management fee, net of waivers, was at an annualized rate of .50% and .06% of average daily net assets for Emerging Markets Currency Fund and Global Allocation Fund, respectively.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of Emerging Markets Currency Fund’s average daily net assets. Global Allocation Fund does not pay such fee.

Global Allocation Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests (Lord Abbett Equity Trust – Lord Abbett Calibrated Large Cap Value Fund and Lord Abbett Calibrated Mid Cap Value Fund; Lord Abbett Global Fund, Inc. – Lord Abbett Emerging Markets Currency Fund; Lord Abbett Investment Trust – Lord Abbett High Yield Fund and Lord Abbett Short Duration Income Fund; Lord Abbett Mid Cap Stock Fund, Inc. and Lord Abbett Securities Trust – Lord Abbett International Dividend Income Fund), pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Global Allocation Fund in proportion to the average daily value of total Underlying Fund shares owned by Global Allocation Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds in Global Allocation Fund’s Statement of Operations and Receivables from affiliates on Global Allocation Fund’s Statement of Assets and Liabilities. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on Emerging Markets Currency Fund’s Statement of Operations and Payable to affiliates on Emerging Markets Currency Fund’s Statement of Assets and Liabilities.

As of June 30, 2013, the percentages of Emerging Markets Currency Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Global Allocation Fund were 33.25%, 17.55% and 8.33%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Emerging Markets Currency Fund
Fees*	Class A	Class B	Class C(1)	Class F	Class P	Class R2	Class R3
Service	.15%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

Global Allocation Fund
Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	—	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended June 30, 2013:

	Distributor Commissions	Dealers’ Concessions
Emerging Markets Currency Fund	$4,081	$28,649
Global Allocation Fund	47,291	260,118

Distributor received the following amount of CDSCs for the six months ended June 30, 2013:

	Class A	Class C
Emerging Markets Currency Fund	$778	$1,067
Global Allocation Fund	1,394	2,059

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Emerging Markets Currency Fund and declared and paid quarterly for Global Allocation Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2013 and the fiscal year ended December 31, 2012 was as follows:

	Emerging Markets Currency Fund		Global Allocation Fund
	Six Months Ended 6/30/2013 (unaudited)	Year Ended 12/31/2012	Six Months Ended 6/30/2013 (unaudited)	Year Ended 12/31/2012
Distributions paid from:
Ordinary income	$6,079,011	$9,800,565	$2,829,406	$5,927,793
Return of capital	—	1,503,690	—	99,560
Total distributions paid	$6,079,011	$11,304,255	$2,829,406	$6,027,353

Notes to Financial Statements (unaudited)(continued)

As of December 31, 2012, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2017	2018	Indefinite	Total
Emerging Markets Currency Fund	$—	$—	$3,789,379	$3,789,379
Global Allocation Fund	1,471,601	8,248	—	1,479,849

In accordance with the Regulated Investment Company Modernization Act of 2010, the Funds will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Currency Fund	Global Allocation Fund
Tax cost	$400,874,829	$181,312,133
Gross unrealized gain	1,460,492	7,865,218
Gross unrealized loss	(7,052,059)	(2,658,682)
Net unrealized security gain (loss)	$(5,591,567)	$5,206,536

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premium.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2013 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Emerging Markets Currency Fund	$71,774,262	$144,727,398	$66,314,280	$180,061,022
Global Allocation Fund	—	22,897,596	—	17,299,400

*	Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Emerging Markets Currency Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2013 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits as collateral.

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Currency Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2013 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Currency Fund entered into credit default swaps for the six months ended June 30, 2013 (as described in note 2(n)) for investment purposes to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Emerging Markets Currency Fund entered into interest rate swaps for the six months ended June 30, 2013 (as described in note 2(m)) to hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the life of the contract, to the extent that amount is positive.

As of June 30, 2013, Emerging Markets Currency Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value
Credit Default Swaps(1)	$—	$—	$33,827	$33,827
Forward Foreign Currency
Exchange Contracts(2)	—	3,276,535	—	3,276,535
Futures Contracts(3)	898,173	—	—	898,173
Total	$898,173	$3,276,535	$33,827	$4,208,535

Liability Derivatives
Credit Default Swaps(4)	$—	$—	$7,253	$7,253
Forward Foreign Currency
Exchange Contracts(5)	—	17,390,456	—	17,390,456
Total	$—	$17,390,456	$7,253	$17,397,709

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on credit default swaps.
(2)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Represents cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Unrealized depreciation on credit default swaps.
(5)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2013, were as follows:

	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Total
Net Realized Gain (Loss)(1)
Credit Default Swaps	$—	$—	$153,397	$153,397
Forward Foreign Currency
Exchange Contracts	—	4,115,429	—	4,115,429
Futures Contracts	716,172	—	—	716,172
Interest Rate Swaps	(23,585)	—	—	(23,585)
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	$—	$—	$(111,579)	$(111,579)
Forward Foreign Currency
Exchange Contracts	—	(19,008,089)	—	(19,008,089)
Futures Contracts	779,710	—	—	779,710
Interest Rate Swaps	31,814	—	—	31,814
Average Number of Contracts/ Notional Amounts*
Credit Default Swaps(3)	$—	$—	$4,785,714	$4,785,714
Forward Foreign Currency
Exchange Contracts(3)	—	690,300,541	—	690,300,541
Futures Contracts(4)	964	—	—	964
Interest Rate Swaps(3)	$5,142,857	$—	$—	$5,142,857

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2013.
(1)	Statements of Operations location: Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amount in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate Emerging Markets Currency Fund’s gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as cash collateral, through single payment in the event of default on or termination of any one contract:

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,276,535	$—	$3,276,535
Swaps	33,827	—	33,827
Total	$3,310,362	$—	$3,310,362

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Net Amount(b)
Barclays Bank plc	$513,898	$(513,898)	$—	$—
Credit Suisse	6,001	(6,001)	—	—
Deutsche Bank	786,472	(786,472)	—	—
Goldman Sachs	261,613	(261,613)	—	—
J.P. Morgan	824,883	(824,883)	—	—
Morgan Stanley	49,395	(49,395)	—	—
UBS AG	868,100	(868,100)	—	—
Total	$3,310,362	$(3,310,362)	$—	$—

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$17,390,456	$—	$17,390,456
Swaps	7,253	—	7,253
Total	$17,397,709	$—	$17,397,709

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Net Amount(c)
Barclays Bank plc	$3,451,072	$(513,898)	$(2,937,174)	$—
Credit Suisse	1,160,661	(6,001)	(1,154,660)	—
Deutsche Bank	2,094,131	(786,472)	(1,307,659)	—
Goldman Sachs	1,224,073	(261,613)	(962,460)	—
J.P. Morgan	5,743,587	(824,883)	(4,918,704)	—
Morgan Stanley	2,476,850	(49,395)	(2,410,000)	17,455
UBS AG	1,247,335	(868,100)	(379,235)	—
Total	$17,397,709	$(3,310,362)	$(14,069,892)	$17,455

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of June 30, 2013.
(c)	Net Amount represents amounts under collateralized by the Fund to each counterparty as of June 30, 2013.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

On April 2, 2012, Emerging Markets Currency Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective April 1, 2013, Emerging Markets Currency Fund and the participating funds entered into a short term extension of the Facility through June 30, 2013. Effective July 1, 2013, the Emerging Markets Currency Fund and the participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

During the six months ended June 30, 2013, a participating fund utilized the Facility and fully repaid its borrowings on June 13, 2013. As of June 30, 2013, there were no loans outstanding pursuant to this Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Global Allocation Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the six months ended June 30, 2013:

Notes to Financial Statements (unaudited)(continued)

Affiliated Issuer	Balance of Shares Held at 12/31/2012	Gross Additions	Gross Sales	Balance of Shares Held at 6/30/2013	Fair Value at 6/30/2013	Net Realized Gain (Loss) 1/1/2013 to 6/30/2013	Dividend Income 1/1/2013 to 6/30/2013
Lord Abbett Affiliated Fund, Inc. – Class I	142,096	90,623	(232,719)	—	$—	$236,687	$9,230
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	50,689	—	—	50,689	1,037,598	—	—
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	666,452	47,493	—	713,945	14,400,270	—	—
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	5,082,070	820,893	(311,071)	5,591,892	35,061,163	(22,504)	496,911
Lord Abbett Investment Trust – High Yield Fund – Class I	2,406,133	452,782	(68,371)	2,790,544	21,905,770	78,523	697,622
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	9,353,041	620,519	(973,009)	9,000,551	72,094,416	(866,168)	2,006,007
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	1,907,046	47,806	(109,368)	1,845,484	37,629,417	240,869	—
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	—	1,189,020	(226,293)	962,727	4,390,035	—	33,609
Total					$186,518,669	$(332,593)	$3,243,379

13.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Emerging Markets Currency Fund is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Notes to Financial Statements (unaudited)(continued)

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund.

Each Fund may invest in credit default swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

Illiquid securities may lower a Fund’s returns since the Fund may be unable to sell these securities at its desired time or price.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of the Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Each Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds.

The mortgage-related securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

Foreign currency exchange rates may fluctuate significantly over short periods of time. Emerging Markets Currency Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by Emerging Markets Currency Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Emerging Markets Currency Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of the Fund’s foreign currency gains as nonqualifying income.

Notes to Financial Statements (unaudited)(continued)

The value of Global Allocation Fund’s investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Currency Fund	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,432,283	$16,149,875	3,757,643	$24,345,954
Converted from Class B*	17,635	115,782	24,737	159,490
Reinvestment of distributions	135,625	887,577	289,200	1,872,926
Shares reacquired	(2,706,071)	(17,759,746)	(5,926,704)	(38,303,761)
Decrease	(120,528)	$(606,512)	(1,855,124)	$(11,925,391)

Class B Shares
Shares sold	1,467	$9,819	10,818	$68,868
Reinvestment of distributions	1,366	8,995	3,704	24,089
Shares reacquired	(25,435)	(168,039)	(77,789)	(499,593)
Converted to Class A*	(17,555)	(115,782)	(24,626)	(159,490)
Decrease	(40,157)	$(265,007)	(87,893)	$(566,126)

Class C Shares
Shares sold	440,684	$2,941,324	785,246	$5,102,670
Reinvestment of distributions	25,822	170,042	62,054	404,207
Shares reacquired	(780,842)	(5,164,256)	(2,474,000)	(16,060,369)
Decrease	(314,336)	$(2,052,890)	(1,626,700)	$(10,553,492)

Class F Shares
Shares sold	3,456,144	$22,793,872	4,840,724	$31,183,175
Reinvestment of distributions	90,458	591,720	219,054	1,417,322
Shares reacquired	(4,684,009)	(30,693,388)	(6,740,611)	(43,176,965)
Decrease	(1,137,407)	$(7,307,796)	(1,680,833)	$(10,576,468)

Class I Shares
Shares sold	7,307,747	$48,138,070	23,966,025	$155,303,285
Reinvestment of distributions	590,673	3,855,424	994,229	6,428,608
Shares reacquired	(6,810,282)	(44,597,342)	(3,315,979)	(21,233,561)
Increase	1,088,138	$7,396,152	21,644,275	$140,498,332

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Currency Fund	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012
Class P Shares	Shares	Amount	Shares	Amount
Reinvestment of distributions	19	$120	35	$233
Shares reacquired	(1)	(6)	— (a)	(3)
Increase	18	$114	35	$230

Class R2 Shares
Shares sold	7,782	$51,348	51,280	$325,886
Reinvestment of distributions	13	89	32	206
Shares reacquired	(15,726)	(104,770)	(41,598)	(271,613)
Increase (decrease)	(7,931)	$(53,333)	9,714	$54,479

Class R3
Shares sold	29,918	$197,492	62,494	$404,137
Reinvestment of distributions	899	5,874	1,771	11,450
Shares reacquired	(48,170)	(318,853)	(38,015)	(246,426)
Increase (decrease)	(17,353)	$(115,487)	26,250	$169,161
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Value is less than 1 share.

Global Allocation Fund	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,294,436	$15,488,544	1,552,196	$17,000,236
Converted from Class B*	42,184	505,609	93,200	1,029,990
Reinvestment of distributions	152,967	1,791,816	345,422	3,800,383
Shares reacquired	(955,811)	(11,443,968)	(2,800,046)	(30,588,025)
Increase (decrease)	533,776	$6,342,001	(809,228)	$(8,757,416)

Class B Shares
Shares sold	18,803	$206,561	40,503	$411,873
Reinvestment of distributions	7,585	81,647	21,945	222,539
Shares reacquired	(46,139)	(510,307)	(172,488)	(1,738,387)
Converted to Class A*	(45,828)	(505,609)	(101,001)	(1,029,990)
Decrease	(65,579)	$(727,708)	(211,041)	$(2,133,965)

Class C Shares
Shares sold	468,463	$5,170,589	800,084	$8,165,734
Reinvestment of distributions	33,802	364,242	80,450	818,422
Shares reacquired	(549,536)	(6,035,605)	(814,477)	(8,174,226)
Increase (decrease)	(47,271)	$(500,774)	66,057	$809,930

Class F Shares
Shares sold	100,398	$1,198,814	73,178	$805,841
Reinvestment of distributions	2,878	33,717	6,196	68,285
Shares reacquired	(45,694)	(543,050)	(174,083)	(1,860,127)
Increase (decrease)	57,582	$689,481	(94,709)	$(986,001)

Notes to Financial Statements (unaudited)(concluded)

Global Allocation Fund	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	5,571	$67,048	575,905	$6,222,060
Reinvestment of distributions	28,201	332,274	55,529	616,411
Shares reacquired	(16,924)	(201,045)	(53,055)	(584,559)
Increase	16,848	$198,277	578,379	$6,253,912

Class R2 Shares
Shares sold	996	$11,905	1,137	$12,711
Reinvestment of distributions	119	1,408	289	3,236
Shares reacquired	(1,310)	(15,934)	(705)	(7,402)
Increase (decrease)	(195)	$(2,621)	721	$8,545

Class R3 Shares
Shares sold	86,532	$1,039,775	184,157	$2,009,518
Reinvestment of distributions	6,518	76,661	13,808	152,882
Shares reacquired	(88,131)	(1,054,605)	(61,723)	(674,244)
Increase	4,919	$61,831	136,242	$1,488,156
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Investments in Underlying Funds (unaudited)

Global Allocation Fund invests in Underlying Funds managed by Lord Abbett. As of June 30, 2013, Global Allocation Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	.56%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	7.72%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	18.80%
Lord Abbett Investment Trust - High Yield Fund - Class I	11.74%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	38.65%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	20.18%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	2.35%

The Ten Largest Holdings and the Holdings by Sector, as of June 30, 2013, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Equity Trust — Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.41%
Exxon Mobil Corp.	3.44%
Pfizer, Inc.	3.13%
Chevron Corp.	2.91%
Cisco Systems, Inc.	2.78%
Citigroup, Inc.	2.32%
SunTrust Banks, Inc.	2.22%
Cardinal Health, Inc.	2.14%
ACE Ltd.	2.02%
Ford Motor Co.	2.00%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	6.54%
Consumer Staples	6.22%
Energy	15.01%
Financials	29.66%
Health Care	12.43%
Industrials	9.41%
Information Technology	8.48%
Materials	3.01%
Telecommunication Services	2.45%
Utilities	5.97%
Short-Term Investment	0.82%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Equity Trust — Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
AES Corp. (The)	2.31%
SunTrust Banks, Inc.	2.30%
Everest Re Group Ltd.	2.24%
Great Plains Energy, Inc.	2.03%
Cardinal Health, Inc.	2.02%
CIT Group, Inc.	1.96%
Hartford Financial Services Group, Inc.	1.95%
Paychex, Inc.	1.93%
PPL Corp.	1.91%
Allegheny Technologies, Inc.	1.87%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.23%
Consumer Staples	3.51%
Energy	7.37%
Financials	33.17%
Health Care	7.87%
Industrials	10.45%
Information Technology	10.41%
Materials	5.52%
Telecommunication Services	0.42%
Utilities	12.12%
Short-Term Investment	0.93%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. — Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Turkey Government Bond, Zero Coupon, 9/11/2013	4.48%
Hungary Treasury Bill, Zero Coupon, 7/24/2013	3.35%
Turkey Government Bond, 10.00%, 12/4/2013	2.13%
Federal National Mortgage Assoc., 4.50%, 11/1/2018	1.38%
Nigeria Treasury Bill, Zero Coupon, 11/21/2013	1.14%
Morgan Stanley, 4.75%, 4/1/2014	0.90%
Anadarko Petroleum Corp., 7.625%, 3/15/2014	0.89%
Anglo American Capital plc (United Kingdom), 9.375%, 4/8/2014	0.86%
Wm. Wrigley Jr. Co., 3.70%, 6/30/2014	0.81%
Canadian Oil Sands Ltd. (Canada), 5.80%, 8/15/2013	0.76%

Holdings by Sector*	% of Investments
Asset-Backed	10.78%
Automotive	0.95%
Banking	4.39%
Basic Industry	3.40%
Capital Goods	0.92%
Consumer Cyclical	1.96%
Consumer Non-Cyclical	1.40%
Energy	7.93%
Financial Services	0.84%
Foreign Government	11.18%
Health Care	2.52%
Insurance	0.97%
Integrated Oils	0.38%
Media	2.40%
Mortgage-Backed	40.70%
Real Estate	1.94%
Services	1.75%
Supranational	0.25%
Technology & Electronics	1.54%
Telecommunications	2.14%
Utility	1.66%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust — High Yield Fund

Ten Largest Holdings	% of Investments
Alliance Data Systems Corp., 6.375%, 4/1/2020	0.90%
First Data Corp.,12.625%, 1/15/2021	0.89%
LBG Capital No.1 plc, 8.00%	0.77%
AMC Networks, Inc., 7.75%, 7/15/2021	0.75%
Sprint Nextel Corp., 7.00%, 8/15/2020	0.73%
Delphi Corp., 5.00%, 2/15/2023	0.69%
Red de Carreteras de Occidente S.A.P.I.B. de CV, 9.00%, 6/10/2028	0.67%
Sprint Nextel Corp., 9.00%, 11/15/2018	0.57%
ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 9/1/2018	0.55%
Intelsat Luxembourg SA, 7.75%, 6/1/2021	0.53%

Holdings by Sector*	% of Investments
Automotive	2.51%
Banking	2.24%
Basic Industry	9.16%
Capital Goods	5.80%
Consumer Cyclical	7.25%
Consumer Non-Cyclical	5.22%
Energy	13.86%
Financial Services	3.61%
Healthcare	5.38%
Insurance	0.86%
Media	8.41%
Real Estate	0.35%
Services	15.04%
Technology & Electronics	6.08%
Telecommunications	8.20%
Utility	6.03%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust — International Dividend Income Fund

Ten Largest Holdings	% of Investments
National Australia Bank Ltd.	2.04%
Toyota Motor Corp.	1.72%
KDDI Corp.	1.70%
Nissan Motor Co., Ltd.	1.69%
Roche Holding AG	1.67%
EDP—Energias de Portugal SA	1.65%
AXA SA	1.61%
Sumitomo Corp.	1.59%
Total SA ADR	1.57%
Bezeq The Israeli Telecommunication Corp., Ltd.	1.57%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.37%
Consumer Staples	9.25%
Energy	9.04%
Financials	21.39%
Health Care	5.73%
Industrials	9.61%
Information Technology	3.75%
Materials	3.94%
Telecommunication Services	12.38%
Utilities	10.38%
Short-Term Investment	3.16%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Hartford Financial Services Group, Inc.	2.10%
CIGNA Corp.	1.80%
SunTrust Banks, Inc.	1.73%
CIT Group, Inc.	1.72%
Jones Lang LaSalle, Inc.	1.61%
Interpublic Group of Cos., Inc. (The)	1.59%
XL Group plc (Ireland)	1.56%
Fidelity National Information Services, Inc.	1.55%
Actavis, Inc.	1.52%
Macy’s, Inc.	1.52%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	8.80%
Consumer Staples	3.54%
Energy	7.65%
Financials	31.02%
Health Care	11.48%
Industrials	12.74%
Information Technology	10.73%
Materials	6.61%
Utilities	6.31%
Short-Term Investment	1.12%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust — Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.375%, 3/15/2015	2.34%
QVC, Inc., 7.50%, 10/1/2019	0.56%
Fidelity National Information Services, Inc., 7.875%, 7/15/2020	0.55%
Mylan, Inc., 6.00%, 11/15/2018	0.52%
Citigroup, Inc., 5.00%, 9/15/2014	0.51%
Host Hotels & Resorts LP, 6.00%, 11/1/2020	0.51%
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	0.50%
Banc of America Large Loan, Inc. 2010-HLTN, 2.491%, 11/15/2015	0.49%
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM, 5.419%, 8/12/2048	0.49%
JPMorgan Chase Bank NA, 6.00%, 10/1/2017	0.49%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Auto	0.63%
Basic Industry	1.09%
Capital Goods	0.14%
Consumer Cyclicals	3.36%
Consumer Discretionary	2.16%
Consumer Non-Cyclical	0.19%
Consumer Services	1.43%
Consumer Staples	0.96%
Energy	6.18%
Financial Services	53.88%
Foreign Government	0.74%
Health Care	2.60%
Integrated Oils	2.99%
Materials and Processing	3.95%
Municipal	0.12%
Producer Durables	0.67%
Technology	1.71%
Telecommunications	1.96%
Transportation	0.98%
U.S. Government	10.50%
Utilities	1.80%
Short-Term Investment	1.96%
Total	100.00%

*	A sector may comprise several industries.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Global Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Emerging Markets Currency Fund Lord Abbett Global Allocation Fund	LAGF-3-0613 (08/13)

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Emerging Markets Local Bond Fund

For the period ended June 30, 2013

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statement of Changes in Net Assets

12	Financial Highlights

18	Notes to Financial Statements

30	Supplemental Information to Shareholders

Lord Abbett Emerging Markets Local Bond Fund
Semiannual Report

For the period ended June 30, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Emerging Markets Local Bond Fund for the period ended June 30, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 21, 2013, commencement of operations, through June 30, 2013).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 6/21/13 – 6/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/21/13	6/30/13	6/21/13 - 6/30/13
Class A*
Actual	$1,000.00	$1,008.70	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,001.37	$0.00
Class C*
Actual	$1,000.00	$1,008.70	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,001.37	$0.00
Class F*
Actual	$1,000.00	$1,008.70	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,001.37	$0.00
Class I*
Actual	$1,000.00	$1,008.70	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,001.37	$0.00
Class R2*
Actual	$1,000.00	$1,008.70	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,001.37	$0.00
Class R3*
Actual	$1,000.00	$1,008.70	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,001.37	$0.00

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.00% for Class A, 0.00% for Class C, 0.00% for Class F, 0.00% for Class I, 0.00% for Class R2 and 0.00% for Class R3) multiplied by the average account value over the period, multiplied by 10/365 (to reflect the period June 21, 2013, commencement of investment operations, to June 30, 2013).
*	The annualized expenses of each class have been restated (1.05% for Class A, 1.85% for Class C, 0.95% for Class F, 0.85% for Class I, 1.45% for Class R2 and 1.35% for Class R3). Had these restated expenses been in place throughout the most recent period, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$0.29	$0.29
Class C	$0.51	$0.51
Class F	$0.26	$0.26
Class I	$0.23	$0.23
Class R2	$0.40	$0.40
Class R3	$0.37	$0.37

Portfolio Holdings Presented by Sector

June 30, 2013

Sector*	%**
Consumer Services	2.31%
Financial Services	13.06%
Foreign Government	79.06%
Telecommunications	2.31%
Transportation	2.14%
Utilities	1.12%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		U.S. $ Fair Value

FOREIGN BONDS(a) 35.34%

Brazil 8.74%
Banco do Brasil SA†	9.75%	7/18/2017	BRL	155	$69,812
Brazil Letras do Tesouro Nacional	Zero Coupon	1/1/2016	BRL	575	200,177
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2021	BRL	230	98,533
Itau Unibanco Holding SA†	10.50%	11/23/2015	BRL	160	72,243

Total					440,765

Colombia 3.74%
Colombian TES Series B	11.00%	7/24/2020	COP	295,000	188,757

Luxembourg 1.98%
Russian Agricultural Bank OJSC Via
RSHB Capital SA†	8.625%	2/17/2017	RUB	3,300	99,785

Malaysia 4.51%
Bank Negara Malaysia Monetary Notes	Zero Coupon	1/9/2014	MYR	731	227,707

Mexico 10.42%
America Movil SAB de CV	9.00%	1/15/2016	MXN	1,300	108,676
Grupo Televisa SAB†	8.49%	5/11/2037	MXN	1,400	108,689
Mexican Bonos	5.00%	6/15/2017	MXN	1,000	77,476
Mexican Bonos	6.25%	6/16/2016	MXN	950	77,057
Mexican Bonos	7.75%	5/29/2031	MXN	600	51,406
Petroleos Mexicanos†	7.65%	11/24/2021	MXN	1,250	102,537

Total					525,841

South Africa 3.05%
Eskom Holdings SOC Ltd.	Zero Coupon	12/31/2018	ZAR	800	52,605
Transnet SOC Ltd.	8.90%	11/14/2027	ZAR	1,000	101,021

Total					153,626

Turkey 2.90%
Akbank TAS†	7.50%	2/5/2018	TRY	305	145,993

Total Foreign Bonds (cost $1,757,888)					1,782,474

FOREIGN GOVERNMENT OBLIGATIONS(a) 58.07%

Colombia 1.20%
Republic of Colombia	12.00%	10/22/2015	COP	101,000	60,560

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		U.S. $ Fair Value

Hungary 4.26%
Hungary Government Bond	6.75%	11/24/2017	HUF	25,730	$119,860
Hungary Government Bond	7.75%	8/24/2015	HUF	20,220	94,891

Total					214,751

Indonesia 4.17%
Indonesia Treasury Bond	7.00%	5/15/2022	IDR	397,000	39,643
Indonesia Treasury Bond	10.00%	2/15/2028	IDR	1,410,000	170,478

Total					210,121

Malaysia 3.94%
Malaysia Government Bond	4.012%	9/15/2017	MYR	306	98,844
Malaysia Government Bond	4.378%	11/29/2019	MYR	302	100,029

Total					198,873

Nigeria 3.96%
Nigeria Treasury Bill	Zero Coupon	5/22/2014	NGN	36,550	199,630

Peru 0.95%
Peru Government Bond	6.85%	2/12/2042	PEN	132	48,160

Philippines 2.35%
Republic of Philippines	4.95%	1/15/2021	PHP	5,000	118,698

Poland 4.05%
Poland Government Bond	3.75%	4/25/2018	PLN	350	105,573
Poland Government Bond	5.50%	4/25/2015	PLN	315	98,895

Total					204,468

Romania 2.74%
Romania Government Bond	5.90%	7/26/2017	RON	470	138,286

Russia 9.80%
Russian Federal Bond - OFZ	7.60%	4/14/2021	RUB	7,240	224,877
Russian Federal Bond - OFZ	8.10%	11/26/2014	RUB	5,530	173,085
Russian Federal Bond - OFZ	8.15%	2/3/2027	RUB	3,070	96,194

Total					494,156

South Africa 6.83%
Republic of South Africa	7.25%	1/15/2020	ZAR	1,457	146,750
Republic of South Africa	13.50%	9/15/2015	ZAR	1,700	197,800

Total					344,550

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		U.S. $ Fair Value

Thailand 6.98%
Thailand Government Bond	3.875%	6/13/2019	THB	3,050	$100,406
Thailand Government Bond	3.65%	12/17/2021	THB	3,125	100,549
Thailand Government Bond	3.625%	6/16/2023	THB	4,740	151,089

Total					352,044

Turkey 6.84%
Turkey Government Bond	6.30%	2/14/2018	TRY	305	148,055
Turkey Government Bond	9.00%	1/27/2016	TRY	370	197,114

Total					345,169

Total Foreign Government Obligations (cost $2,919,995)					2,929,466

Total Investments in Securities 93.41% (cost $4,677,883)					4,711,940

Cash and Other Assets in Excess of Liabilities(b) 6.59%					332,683

Net Assets 100.00%					$5,044,623

BRL	Brazilian real.
COP	Colombian peso.
HUF	Hungarian forint.
IDR	Indonesian rupiah.
MXN	Mexican peso.
MYR	Malaysian ringgit.
NGN	Nigerian naira.
PEN	Peruvian Nuevo Sol.
PHP	Philippine Peso.
PLN	Polish zloty.
RON	Romanian new leu.
RUB	Russian Ruble.
THB	Thai baht.
TRY	Turkish lira.
ZAR	South African Rand.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2013

Open Forward Foreign Currency Exchange Contracts at June 30, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Indonesian rupiah	Buy	Deutsche Bank	9/30/2013	2,369,025,000	$225,000	$229,084	$4,084
Polish zloty	Buy	Deutsche Bank	10/2/2013	483,000	144,160	144,550	390
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,474

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	Deutsche Bank	10/2/2013	112,000	$49,645	$49,263	$(382)

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Bonds	$—	$1,782,474	$—	$1,782,474
Foreign Government Obligations	—	2,929,466	—	2,929,466
Total	$—	$4,711,940	$—	$4,711,940

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$4,474	$—	$4,474
Liabilities	—	(382)	—	(382)
Total	$—	$4,092	$—	$4,092

(1)	Refer to note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2013.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2013

ASSETS:
Investments in securities, at fair value (cost $4,677,883)	$4,711,940
Cash	4,092,785
Receivables:
Interest and dividends	106,060
From advisor (See Note 3)	6,265
Unrealized appreciation on forward foreign currency exchange contracts	4,474
Prepaid expenses	105,334
Total assets	9,026,858
LIABILITIES:
Payables:
Investment securities purchased	3,953,225
Offering costs	22,800
Management fee	674
12b-1 distribution fees	131
Fund administration	38
Unrealized depreciation on forward foreign currency exchange contracts	382
Accrued expenses and other liabilities	4,985
Total liabilities	3,982,235
NET ASSETS	$5,044,623
COMPOSITION OF NET ASSETS:
Paid-in capital	$5,000,653
Distributions in excess of net investment income	(147)
Accumulated net realized gain on foreign currency related transactions	2,902
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	41,215
Net Assets	$5,044,623

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2013

Net assets by class:
Class A Shares	$2,320,543
Class C Shares	$100,892
Class F Shares	$100,892
Class I Shares	$2,320,512
Class R2 Shares	$100,892
Class R3 Shares	$100,892
Outstanding shares by class:
Class A Shares (350 million shares of common stock authorized, $.001 par value)	153,353
Class C Shares (85 million shares of common stock authorized, $.001 par value)	6,668
Class F Shares (85 million shares of common stock authorized, $.001 par value)	6,668
Class I Shares (85 million shares of common stock authorized, $.001 par value)	153,353
Class R2 Shares (15 million shares of common stock authorized, $.001 par value)	6,667
Class R3 Shares (15 million shares of common stock authorized, $.001 par value)	6,667
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.13
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.48
Class C Shares-Net asset value	$15.13
Class F Shares-Net asset value	$15.13
Class I Shares-Net asset value	$15.13
Class R2 Shares-Net asset value	$15.13
Class R3 Shares-Net asset value	$15.13

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Period Ended June 30, 2013*

Investment income:
Interest (net of foreign withholding taxes of $75)	$506
Total investment income	506
Expenses:
Management fee	674
12b-1 distribution plan-Class A	88
12b-1 distribution plan-Class C	19
12b-1 distribution plan-Class F	2
12b-1 distribution plan-Class R2	12
12b-1 distribution plan-Class R3	10
Professional	2,565
Custody	1,466
Reports to shareholders	440
Offering costs	437
Registration	367
Fund administration	38
Other	147
Gross expenses	6,265
Management fee waived and expenses reimbursed (See Note 3)	(6,134)
12b-1 distribution plan reimbursed (See Note 3)	(131)
Net investment income	506
Net realized and unrealized gain:
Net realized gain on foreign currency related transactions	2,902
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	41,215
Net realized and unrealized gain	44,117
Net Increase in Net Assets Resulting From Operations	$44,623

*	For the period June 21, 2013 (commencement of operations) to June 30, 2013.

10	See Notes to Financial Statements.

Statement of Changes in Net Assets

INCREASE IN NET ASSETS	For the Period Ended June 30, 2013* (unaudited)
Operations:
Net investment income	$506
Net realized gain on foreign currency related transactions	2,902
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	41,215
Net increase in net assets resulting from operations	44,623
Distributions to shareholders from:
Net investment income
Class A	(301)
Class C	(13)
Class F	(13)
Class I	(300)
Class R2	(13)
Class R3	(13)
Total distributions to shareholders	(653)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	5,000,000
Reinvestment of distributions	653
Net increase in net assets resulting from capital share transactions	5,000,653
Net increase in net assets	5,044,623
NET ASSETS:
Beginning of period	$—
End of period	$5,044,623
Distributions in excess of net investment income	$(147)

*	For the period June 21, 2013 (commencement of operations) to June 30, 2013.

See Notes to Financial Statements.	11

Financial Highlights

	Class A Shares
	6/21/2013(a) to 6/30/2013 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	—	(c)
Net realized and unrealized gain	.13
Total from investment operations	.13
Distributions to shareholders from:
Net investment income	—	(c)
Net asset value, end of period	$15.13
Total Return(d)	.88	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.00	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.00	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.13	%(e)
Net investment income	.01	%(e)

Supplemental Data:
Net assets, end of period (000)	$2,321
Portfolio turnover rate	0.00	%(e)

(a)	Commencement of investment operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	6/21/2013(a) to 6/30/2013 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	—	(c)
Net realized and unrealized gain	.13
Total from investment operations	.13
Distributions to shareholders from:
Net investment income	—	(c)
Net asset value, end of period	$15.13
Total Return(d)	.88	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.00	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.00	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.14	%(e)
Net investment income	.01	%(e)

Supplemental Data:
Net assets, end of period (000)	$101
Portfolio turnover rate	0.00	%(e)

(a)	Commencement of investment operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class F Shares
	6/21/2013(a) to 6/30/2013 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	—	(c)
Net realized and unrealized gain	.13
Total from investment operations	.13
Distributions to shareholders from:
Net investment income	—	(c)
Net asset value, end of period	$15.13
Total Return(d)	.88	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.00	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.00	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.12	%(e)
Net investment income	.01	%(e)

Supplemental Data:
Net assets, end of period (000)	$101
Portfolio turnover rate	0.00	%(e)

(a)	Commencement of investment operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	6/21/2013(a) to 6/30/2013 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	—	(c)
Net realized and unrealized gain	.13
Total from investment operations	.13
Distributions to shareholders from:
Net investment income	—	(c)
Net asset value, end of period	$15.13
Total Return(d)	.88	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.00	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.00	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.12	%(e)
Net investment income	.01	%(e)

Supplemental Data:
Net assets, end of period (000)	$2,321
Portfolio turnover rate	0.00	%(e)

(a)	Commencement of investment operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class R2 Shares
	6/21/2013(a) to 6/30/2013 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	—	(c)
Net realized and unrealized gain	.13
Total from investment operations	.13
Distributions to shareholders from:
Net investment income	—	(c)
Net asset value, end of period	$15.13
Total Return(d)	.88	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.00	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.00	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.13	%(e)
Net investment income	.01	%(e)

Supplemental Data:
Net assets, end of period (000)	$101
Portfolio turnover rate	0.00	%(e)

(a)	Commencement of investment operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	6/21/2013(a) to 6/30/2013 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	—	(c)
Net realized and unrealized gain	.13
Total from investment operations	.13
Distributions to shareholders from:
Net investment income	—	(c)
Net asset value, end of period	$15.13
Total Return(d)	.88	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.00	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.00	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.13	%(e)
Net investment income	.01	%(e)

Supplemental Data:
Net assets, end of period (000)	$101
Portfolio turnover rate	0.00	%(e)

(a)	Commencement of investment operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company currently consists of three funds. This report covers one of the Funds, Lord Abbett Emerging Markets Local Bond Fund (the “Fund”), and its respective classes: Class A, C, F, I, R2 and R3 shares. The Fund commenced operations on June 21, 2013. The Fund became effective with the Securities and Exchange Commission (“SEC”) on May 1, 2013 and shares became available to the public on July 1, 2013. The Fund is non-diversified as defined in the Act.

The Fund’s investment objective is total return. Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, I, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

18

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

19

Notes to Financial Statements (unaudited)(continued)

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on and foreign currency related transactions on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of June 30, 2013, the Fund did not have open futures contracts.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its

20

Notes to Financial Statements (unaudited)(continued)

instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)	Interest Rate Swaps–The Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain on and foreign currency related transactions on the Fund’s Statement of Operations. As of June 30, 2013, the Fund did not have open interest rate swaps.

(m)	Credit Default Swaps–The Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract. As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued daily based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

21

Notes to Financial Statements (unaudited)(continued)

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. As of June 30, 2013, the Fund did not have open credit default swaps.

(n)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2013, and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

22

Notes to Financial Statements (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

For the period ended June 30, 2013, the effective management fee, net of waivers, was at an annualized rate of .00% of average daily net assets for the Fund.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended June 30, 2013 and continuing through April 30, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and administrative fee, and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.85%. This agreement may be terminated only by the Board.

For the period June 21, 2013 through June 30, 2013, Lord Abbett voluntarily waived its entire management fee and reimbursed all expenses of the Fund. In addition, Lord Abbett Distributor LLC (the “Distributor”) voluntarily reimbursed its entire 12b-1 fee for each applicable share class.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to the Distributor, an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F	Class R2	Class R3
Service	.15%	.25%	—	.25%	.25%
Distribution	.05%	.75%	.10%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

23

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for the Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the period ended June 30, 2013 is as follows:

Period Ended
6/30/2013
(unaudited)
Distributions paid from:
Ordinary income	$653
Total distributions paid	$653

As of June 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,677,883
Gross unrealized gain	43,517
Gross unrealized loss	(9,460)
Net unrealized security gain	$34,057

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2013 were as follows:

Purchases	Sales
$4,677,947	$—

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the period ended June 30, 2013 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those

24

Notes to Financial Statements (unaudited)(continued)

currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

As of June 30, 2013, the Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

	Forward Foreign
	Currency Exchange
Asset Derivatives	Contracts	Fair Value
Forward Foreign Currency Exchange Contracts(1)	$4,474	$4,474
Total	$4,474	$4,474
Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$382	$382
Total	$382	$382

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the period ended June 30, 2013, were as follows:

	Forward Foreign
	Currency Exchange
	Contracts	Total
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$—	$—
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$4,092	$4,092
Average Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$418,806	$418,806

*	Calculated based on the notional amounts for the period ended June 30, 2013.
(1)	Statement of Operations location: Net realized gain on foreign currency related transactions.
(2)	Statement of Operations location: Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amount in U.S. dollars.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013–1”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as cash collateral, through a single payment in the event of default on or termination of any one contract:

25

Notes to Financial Statements (unaudited)(continued)

	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Assets Presented
	Recognized	Statement of Assets	in the Statement of
Description	Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$4,474	$—	$4,474
Total	$4,474	$—	$4,474

		Gross Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of
	Assets Presented
	in the Statement of	Financial	Cash Collateral
Counterparty	Assets and Liabilities	Instruments	Received(a)	Net Amount(b)
Deutsche Bank	$4,474	$(382)	$—	$4,092
Total	$4,474	$(382)	$—	$4,092

	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of
Description	Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$382	$—	$382
Total	$382	$—	$382

		Gross Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of
	Liabilities Presented
	in the Statement of	Financial	Cash Collateral
Counterparty	Assets and Liabilities	Instruments	Pledged(a)	Net Amount(c)
Deutsche Bank	$382	$(382)	$—	$—
Total	$382	$(382)	$—	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of June 30, 2013.
(c)	Net Amount represents amounts under collateralized by the Fund to each counterparty as of June 30, 2013.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

26

Notes to Financial Statements (unaudited)(continued)

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

The Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Illiquid securities may lower a Fund’s returns since the Fund may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, the Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

27

Notes to Financial Statements (unaudited)(continued)

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of the Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

The Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in the Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with junk bonds.

The Fund may invest in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. Senior loans are subject to increased credit and liquidity risks.

The mortgage-related securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

Foreign currency exchange rates may fluctuate significantly over short periods of time. The Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. The Fund may have limited recourse in such instances.

The Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of the fund’s foreign currency gains as nonqualifying income.

These factors can affect the Fund’s performance.

28

Notes to Financial Statements (unaudited)(concluded)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Period Ended
	June 30, 2013†
		(unaudited)
Class A Shares	Shares	Amount
Shares sold	153,333	$2,300,000
Reinvestment of distributions	20	301
Increase	153,353	$2,300,301

Class C Shares
Shares sold	6,667	$100,000
Reinvestment of distributions	1	13
Increase	6,668	$100,013

Class F Shares
Shares sold	6,667	$100,000
Reinvestment of distributions	1	13
Increase	6,668	$100,013

Class I Shares
Shares sold	153,333	$2,300,000
Reinvestment of distributions	20	300
Increase	153,353	$2,300,300

Class R2 Shares
Shares sold	6,666	$100,000
Reinvestment of distributions	1	13
Increase	6,667	$100,013

Class R3 Shares
Shares sold	6,666	$100,000
Reinvestment of distributions	1	13
Increase	6,667	$100,013

†	For the period June 21, 2013 (commencement of operations) to June 30, 2013.

29

Approval of Advisory Contract

At a meeting held on February 28, 2013, the Board of Directors (the “Board”), including all of the Directors who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the proposed management agreement between the Fund and Lord Abbett. The Board reviewed materials relating specifically to the management agreement before and at the meeting and had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Inc. regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and a group of funds with similar objectives and of similar size (the “peer group”); (2) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund information regarding the distribution arrangements of the Fund; and (3) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services to be provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was engaged solely in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business.

Investment Performance. Because the Fund had not yet begun operations, the Board was not able to review the Fund’s investment performance and compliance.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel who would provide investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the projected expense levels of each class of shares of the Fund and the expense levels of the peer group. It also considered the amount and nature of the fees to be paid by shareholders. The Board noted that it and Lord Abbett had agreed to a management fee waiver and expense limitation agreement under which it would waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding Rule 12b-1 fees, do not exceed an annual rate of 0.85%.

Profitability. Because the Fund had not yet begun operations, the Board was not able to consider the level of Lord Abbett’s profits in managing the Fund.

Economies of Scale. The Board considered whether there might be economies of scale in managing the Fund and whether the Fund would benefit appropriately from any such economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

30

Other Benefits to Lord Abbett. The Board considered the character and amount of fees proposed to be paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives Rule 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

In considering whether to approve the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that approval of the management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the management agreement.

31

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the SEC’s Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

32

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Emerging Markets Local Bond Fund, Inc.	EMLB-3-0613 (08/13)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 21, 2013

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 21, 2013

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2013